
                                                            UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                                      Washington, D.C. 20549

                                                             FORM N-CSR

                                        CERTIFIED SHAREHOLDER REPORT
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                   Investment Company Act file number 811-04750
                                                                                           -------------

                                            Fenimore Asset Management Trust
              - ------------------------------------------------------------------------------
                                   (Exact name of registrant as specified in charter)

                                                    384 North Grand Street
                                                           P.O. Box 399
                                               Cobleskill, New York 12043
           - ------------------------------------------------------------------------------
                                (Address of principal executive offices) (Zip code)

                                                    Thomas O. Putnam
                                       Fenimore Asset Management Trust
                                              384 North Grand Street
                                          Cobleskill, New York 12043
       - ------------------------------------------------------------------------------
                                   (Name and address of agent for service)

                Registrant's telephone number, including area code: 1-800-453-4392
                                                                                              ------------------

                                    Date of fiscal year end: December 31
                                                                      ---------------

                                 Date of reporting period: June 30, 2011
                                                                 ---------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street,
NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.
The semi-annual report to stockholders is filed herewith.

FAM Semi Annual 2010

VALUE FUND

EQUITY-INCOME FUND

Investor Share Class and Advisor Share Class

S E M I – A N N U A L  R E P O R T

June 30, 2011

Table of Contents

Chairman’s Commentary

1

FAM Value Fund

3

Letter to Shareholders

3

Portfolio Data

8

Expense Data

9

Statement of Investments

11

Statement of Assets and Liabilities

17

Statement of Operations

18

Statement of Changes in Net Assets

19

Notes to Financial Statements

20

FAM Equity-Income Fund

28

Letter to Shareholders

28

Portfolio Data

31

Expense Data

32

Statement of Investments

34

Statement of Assets and Liabilities

39

Statement of Operations

39

Statement of Changes in Net Assets

41

Notes to Financial Statements

42

Supplemental Information

50

Privacy Policy

FAM Funds has adopted a Code of Ethics that applies to its principal executive and principal financial officers. You may obtain a copy of this Code without charge, by calling FAM Funds at (800) 932-3271.

Chairman's Commentary

Dear Fellow Shareholder:

The seemingly omnipresent headwinds in the U.S. and world economies continue to frustrate

many  investors.   Prolonged  unemployment,  deficit  spending,  rising  food  and  energy  prices,

a  double-dip  in  the  housing  market,  austerity  measures  in  Greece,  the  possibility  of  low interest  rates  for  an  extended  period  of  time,  and  a  slow  U.S.  economy,  etc.,  are  sources  of consternation for investors of all asset classes. However, despite the challenges the economy is  facing,  we  are  observing  opportunities  in  the  market  that  should  yield  long-term  future growth.  Help from a strong rally in the last week of the quarter increased the S&P 500 Index

+6.02%  and  increased  the  Russell  2000  Index  +6.21%  through  June  30th.  Comparatively,

the FAM Value Fund posted a +7.01% return and the FAM Equity-Income Fund +6.19%.

We  understand  that  challenges  persist  and  there  are  many  unanswered  economic  and  po-

litical  questions.   Ironically,  these  “big  picture”  events  tend  to  be  present  in  most  periods throughout  history.  We  cannot  control  these  variables  nor  with  any  accuracy  predict  the outcomes.  However,  what  we  can  do  is  control  which  companies  we  invest  in  and  at  what prices. By investing in fundamentally sound companies at discounted prices, the probability for future growth is increased.

Currently, the U.S. economy is experiencing a slow-growth environment. Only time will tell how  long  this  will  persist.  However,  by  investing  in  the  correct  companies,  that  is  those  in superior financial condition, we can still make money in the stock market despite the current state of the economy.

So how do businesses grow sufficiently in this environment?

There  are  five  fundamental  actions  that  financially  sound  companies  can  take  to  expand their businesses in a stagnant economy. These actions can be summed up with the term “cash conversion.” Cash conversion involves the utilization of surplus cash and annual cash prof-

its  to  increase  shareholder  value.   A  company  can  grow  the  value  of  its  business  in  a  slow-

growth  environment  by:   increasing  dividend  payouts,  buying  back  shares,  paying  down debt,  making  acquisitions,  and  investing  in  growth  initiatives  such  as  opening  new  stores and/or expanding operations into faster growing economies around the world.

Examples

IDEX  Corp.  (IEX)  is  a  good  example  of  a  company  that  generates  more  cash  than  it  needs to reinvest back into its business. Management has done a great job of making acquisitions to  expand  their  share  in  existing  markets  as  well  as  identifying  new  market  opportunities and then acquiring other companies to enter those markets. Over the last five years, IEX has

Chairman's Commentary

invested nearly a billion dollars to acquire other companies. In 2008, acquisitions accounted for 9% of sales growth while organic growth was zero. Last year, acquisitions added 3% to sales with 12% organic growth. Management at IEX has done a terrific job of using acquisi-

tions to augment sales growth.

Another example of management creating shareholder value through effective use of cash is

Zebra  Technologies  (ZBRA).  Five  years  ago,  new  management  was  brought  into  the  com-

pany  as  the  founder  retired.  The  new  CEO  is  an  advocate  of  stock  repurchase  programs.

Over the course of his tenure he has bought back more than 14% of the outstanding stock.

The  CEO  has  also  improved  the  profitability  of  the  company  so  that  it  is  now  generating even  more  cash  than  in  the  past.  This  additional  cash  generation  can  be  used  to  fund  even more share repurchases.

As  these  examples  highlight,  cash  profits  are  a  critical  component  in  the  growth  story  of  a business  when  they  are  converted  by  corporate  actions  into  increased  shareholder  value.

This  is  why  it  is  so  important  to  invest  in  companies  with  abundant  free  cash  ﬂow  –  espe-

cially in challenging economic times.

Thank you for your trust and business. We invite you to visit us here at our offices and wel-

come your calls at anytime.

Sincerely,

Thomas O. Putnam

Chairman

Fenimore Asset Management, Inc.

Research Team

Andrew F. Boord

John D. Fox, CFA

Kevin Gioia

Paul C. Hogan, CFA

Marc Roberts, CFA

Drew Wilson, CFA

FAM Value Fund

Dear Fellow Value Fund Shareholder:

At  June  30,  2011,  the  net  asset  value  of  the  Investor  Class  of  the  FAM  Value  Fund  was

$48.52.  This represents an increase of +7.01% from the beginning of the year. For compari-

son, the S&P 500 Index increased +6.02% and the Russell 2000 Index increased +6.21%.

2011 Review Year-to-Date

Stocks  came  out  of  the  gate  quickly  with  the  Dow  Jones  Industrial  Average  closing  above

12,000 in late February for the first time since 2006.  Since then it has been a turbulent ride.

The  first  bump  was  an  uprising  in  Egypt  which  resulted  in  replacing  the  existing  govern-

ment. Citizens of other Arab nations were inspired by the Egyptians thereby creating unrest in many oil producing countries. As a result, oil prices increased sharply. In March a major earthquake  hit  Japan  causing  a  tsunami  and  nuclear  accident.  These  events  caused  incred-

ible damage in the country and a major disruption to the global supply chain. Then in May,

almost one year to the day that it started in 2010, the European debt crisis returned. As we write this letter, Greece is receiving its second bailout payment in the last two years. Finally,

in  the  United  States,  lawmakers  are  arguing  about  how  to  solve  our  own  country’s  debt problem. Despite all of this bad news, stock prices rallied in the last four days of the second quarter to finish with a strong first half of the year.

Portfolio Activity

We  exited  three  positions  during  the  first  half  of  this  year  selling  all  of  our  shares  in  Feder-

ated Investors, Joy Global, and MICROS Systems. We sold Federated Investors due to con-

cerns about an extended period of low interest rates and the fact that the money market fund industry has a large exposure to the debt of European financial institutions. Joy Global was a terrific holding for the Fund; we originally purchased the stock during the global financial crisis in the fall of 2008. Our average cost was less than $40 a share and we sold the stock this  year  near  $100  a  share,  doubling  our  money  in  less  than  three  years.  Joy  Global  is  a great  company,  but  we  feel  the  valuation  reﬂects  the  company’s  good  prospects.  MICROS

Systems was a small position in the Fund. When we originally purchased the stock we were unable  to  buy  all  the  shares  that  we  wanted  at  our  buy  price.  Therefore,  we  only  owned a  small  position.  After  the  stock  doubled  from  our  original  purchases,  we  sold  all  of  our shares.

We  have  purchased  two  new  ideas  –  Home  BancShares  and  Ultra  Petroleum.  Home  Banc-

Shares is a regional bank with headquarters in Arkansas. In addition to Arkansas, the com-

pany is expanding in Florida through the acquisition of failed banks and has grown its assets significantly  during  the  last  three  years.  Given  its  strong  profitability  and  capital  position,

FAM Value Fund

we think the bank will complete additional acquisitions in the future. Ultra Petroleum is an energy company that finds and produces natural gas. The company is one of the lowest cost producers  in  the  energy  industry.  This  low  cost  structure  gives  them  a  real  advantage  in  a commodity business like energy exploration. Historically, Ultra has been an industry leader in production growth, reserve growth, and return on invested capital. Due to currently low natural gas prices, we were able to purchase the stock at an attractive price.

Performance Detail

Best Performers

The  Fund’s  best  performer,  on  a  dollar-weighted  basis,  was  White  Mountains  Insurance

(+25%)  with  a  gain  of  almost  $9  million.  White  Mountains  is  an  insurance  holding  com-

pany with three primary assets: OneBeacon Insurance, Esurance, and White Mountains Re-

insurance. In May, the company announced the sale of the Esurance division to Allstate for

$1.1 billion. This sale is a great transaction and will unlock $600 million of additional value for shareholders. While the shares have had a great year, the stock still sells at a significant discount to the company’s book value.

The  second  best  performer  was  IDEX  Corporation  (+18%)  for  a  gain  of  more  than  $5 million. IDEX is an industrial company with four segments; pumps, health & sciences, dis-

pensing equipment, and fire & rescue. The company is benefiting from the global economic recovery as it sells 50% of its products outside of the United States. Management has done an  excellent  job  of  growing  the  business  and  making  smart  acquisitions.  Based  on  analyst earnings expectations for the current year, 2011 will be the most profitable year in company history.

The third best performer was Ross Stores (+27%) for a gain of almost $5 million. Ross has been  an  amazing  story.  In  the  five  years  ending  January  2011,  the  company  has  grown  its earnings per share from $1.36 to $4.62, a compound growth rate of 28% per year. The Ross

Stores  retailing  formula  of  selling  designer  clothing  at  a  discount  price  has  been  a  big  hit with  consumers.  Ross  is  one  of  the  best  stocks  we  have  owned  over  the  last  10  years.  The current price is almost eight times the original price we paid for the stock in 2001.

Worst Performers

The Fund’s worst performer, on a dollar-weighted basis, was Protective Life (-13%) generat-

ing a loss of almost $3 million. Protective is a life insurance company with headquarters in

Birmingham, AL. Given the fears about Greece and the European debt crisis many financial stocks  declined  in  the  first  half  of  the  year,  including  Protective.  We  believe  that  Protective

FAM Value Fund

is  a  well-run  company  and  management  is  executing  on  a  plan  to  increase  the  company’s return-on-equity. If they are successful, we believe the stock will sell at a much higher price-

to-book  multiple  which  will  result  in  considerable  appreciation  from  the  current  price.  We increased our position in this stock during the second quarter.

The second worst performer was Meredith (-9%) with a loss of $1.6 million. Meredith owns magazines  and  broadcast  TV  stations.  The  company’s  ﬂagship  property  is  Better  Homes and  Gardens  magazine  with  a  readership  of  39  million  people.  The  company’s  earnings report  for  the  March  quarter  was  lower  than  expected  and  caused  a  decline  in  the  stock price.  Meredith  generates  meaningful  cash  profits  which  can  be  used  to  increase  the  value for shareholders.

The  third  worst  performer  was  TCF  Financial  (-7%)  with  a  loss  of  $1.3  million.  TCF  is  a bank headquartered in Minneapolis, MN. The company’s profits were impacted by the pas-

sage of the Durbin Amendment which reduced the amount of fees that banks can charge on debit card purchases. While TCF is not a large bank, they are one of the 20 largest debit card issuers in the country. Even with this change the company remains more profitable than the average bank. The March quarter also showed evidence of improving credit results.

So how do you make money in stocks?

The Federal Reserve has been reducing its forecast for economic growth for the last several months. These revisions have rekindled fears of an economic slowdown and concerns about lower stock prices. The question investors are asking themselves is, “Can I make money in stocks in a slow-growth economic environment?” We think the answer is yes.

First, the historic evidence shows that it is possible. We have been in a slow-growth economy for  the  last  decade  and  it  was  possible  to  earn  a  positive  return  in  stocks  over  this  period of time. According to the Bureau of Economic Analysis, real GDP (gross domestic product)

growth for the 10 years ending December 31, 2010 was +1.7% per year. During this decade,

shareholders in the FAM Value Fund earned more than +6% per year.

Companies  can  create  value  over  and  above  the  pace  of  economic  growth.  While  it  would be  better  to  have  strong  growth,  good  businesses  that  are  profitable  can  deploy  profits  to increase  their  value.  The  following  are  examples  of  how  companies  in  the  Fund  use  their cash to create value.

FAM Value Fund

Mergers and Acquisitions

Financially  strong  companies  can  acquire  other  businesses  to  accelerate  their  growth.  Two of the Fund’s top 10 holdings, Brown & Brown and Mednax, use their significant cash prof-

its  to  acquire  smaller  companies  that  operate  in  their  industries.  These  acquisitions  allow them to grow faster than the overall economy.

Invest Overseas

Many countries in the world are growing faster than the United States and companies locat-

ed here can take advantage of that fact. All of our industrial companies sell products around the  world  with  some  achieving  more  than  50%  of  their  sales  internationally.  Another  ex-

ample is YUM! Brands. While its U.S. sales have been shrinking for a number of years, man-

agement’s  investments  in  China  and  other  countries  have  created  solid  earnings  growth.  In the five years ending in December 2010, earnings per share increased from $1.32 to $2.53.

Invest in the Business

New  products,  more  salespeople,  or  additional  store  locations  can  help  increase  sales.  The

Fund’s holdings like CarMax and Ross Stores have the opportunity to open additional store locations that will result in sales growth above the rate of economic expansion. Manufactur-

ers can invest in research and development which results in new products. Donaldson Com-

pany  in  Minneapolis  is  a  worldwide  leader  in  filters  and  filtration  systems.  It  consistently invests in developing new products which have helped the business double its revenue over the last 10 years.

Capital Allocation

In many cases management can increase the value of the enterprise by using its cash profits wisely. Paying off debt or repurchasing shares can increase the value of a company’s stock.

The  Fund  has  holdings  that  have  pursued  both  of  these  strategies.  Meredith  and  Mohawk

Industries  borrowed  money  to  make  significant  acquisitions.  In  recent  years,  these  compa-

nies have used their cash ﬂow to reduce debt resulting in more value for their stockholders.

In addition, a number of businesses whose stock we own in the Fund have repurchased more than 10% of their outstanding shares over the last several years. Examples include Bed Bath

& Beyond, White Mountains, and Zebra Technologies.

Dividends

When  management  does  not  have  a  good  investment  opportunity  in  the  business,  it  makes sense for them to pay a dividend to shareholders. Dividends have been an important part of

FAM Value Fund

equity returns in the past and we expect they will continue to be important going forward. A great quality about dividends is that they are cash payments made to the shareholder. Even if the price of the stock ﬂuctuates, the shareholder has their dividend in hand. The Fund holds many financially strong companies that pay a sound dividend. At June 30, 2011, nine of the

Fund’s  holdings  have  an  annual  dividend  yield  in  excess  of  2%.  In  addition,  many  of  the companies are increasing their dividends on an annual basis.

Conclusion

When you read the headlines about challenges both here and abroad, including a U.S. econ-

omy that is not expanding as fast as people would like, remember that many of the holdings within the Value Fund are being proactive and creating value for shareholders.

Long-Term Returns

Average Annual Total Returns as of June 30, 2011

Life of Fund

YTD

1-Year

3-Year

5-Year

10-Year

(1/2/87)

FAM Value Fund (FAMVX)

(Investor Shares)

7.01%     25.74%     7.17%

3.30%

5.86%

10.34%

S&P 500 Index

6.10%     30.47%     3.28%

2.89%

2.68%

9.62%

Russell 2000 Index

6.21%     37.41%     7.77%

4.08%

6.27%

9.32%

   The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Thank you for investing with us in the FAM Value Fund.

Sincerely,

John D. Fox, CFA

Thomas O. Putnam

Co-Manager

Co-Manager

FAM Value Fund — Portfolio Data

As of June 30, 2011 (Unaudited)

COMPOSITION OF TOTAL INVESTMENTS

Property & Casualty Insurance

12.8%

Machinery & Equipment

8.6%

Money Market Fund

8.1%

Insurance Agency

6.2%

Banking

5.9%

Retail Stores

5.5%

Transportation

5.3%

Oil & Gas Exploration

5.3%

Health Care Services

5.1%

Publishing

4.4%

Restaurants

3.9%

Electronic Equipment

3.5%

Real Estate Development

3.1%

Investment Management

2.7%

Diversified Manufacturing

2.6%

Diversified Healthcare

2.6%

Automotive

2.6%

Life Insurance

2.3%

Health Care Equipment/Devices

2.0%

Other

7.5%

Statement Regarding Availability of Quarterly Portfolio Schedule.  Please note that (i) the Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q; (ii) the Fund’s Forms N-Q are available on the Commission’s website  at  http://www.sec.gov;  (iii)  the  Fund’s  Form  N-Q  may  be  reviewed  and  copied  at  the

Commission’s  Public  Reference  Room  in  Washington,  DC,  and  information  on  the  operation  of  the

Public  Reference  Room  may  be  obtained  by  calling  1-800-SEC-0330;  and  (iv)  the  Fund  makes  the information  on  Form  N-Q  available  to  shareholders,  upon  request,  by  calling  FAM  Funds  at

1-800-932-3271.

FAM Value Fund — Expense Data

As of June 30, 2011 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees on the Advisor Class Shares; and (2) ongoing costs, including management fees; distribution (and/

or service) (12b-1 fees on the Advisor Class Shares only) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to com-

pare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 at the beginning of the period and held for the entire period (1/1/2011 to 6/30/2011).

Actual Expenses

Lines (A) and (B) of the following table provide information about actual account values and actual expenses for Investor Class Shares and Advisor Class Shares, respectively. You may use the information in  this  line,  together  with  the  amount  you  invested,  to  estimate  the  expenses  that  you  paid  over  the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by

$1,000 = 8.6), then multiply the result by the number in the line for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

Lines (C) and (D) of the following table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5%

per  year  before  expenses,  which  is  not  the  Fund’s  actual  return  for  the  Investor  Class  Shares  and

Advisor Class Shares, respectively. The hypothetical account values and expenses may not be used to estimate  the  actual  ending  account  balance  or  expenses  you  paid  for  the  period.  You  may  use  this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this  5%  hypothetical  example  with  the  5%  hypothetical  examples  that  appear  in  the  shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do  not  reflect  any  transactional  costs,  such  as  redemptions  fees.  Therefore,  lines  (C)  and  (D)  of  the table are useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

FAM Value Fund — Expense Data  continued

Six Months Ended June 30, 2011 (Unaudited)

S I X   M O N T H S   E N D E D   J U N E   3 0 ,   2 0 1 1

Beginning

Ending

Expenses

Account Value

Account Value

Paid

1/1/2011

6/30/2011

During Period

Ongoing Costs Based on Actual Fund Return

A.

Investor Share Class

$1,000.00

$1070.10

$  6.21*

B.

Advisor Share Class

$1,000.00

$1,067.80

$ 11.33**

Ongoing Costs Based on Hypothetical

5% Yearly Return

C.

Investor Share Class

$1,000.00

$1,019.00

$  6.06*

D.

Advisor Share Class

$1,000.00

$1,014.04

$ 11.04**

*Expenses are equal to the Fund’s Investor Class Shares annualized expense ratio of (1.21%), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).

**Expenses are equal to the Fund’s Advisor Class Shares annualized expense ratio of (2.21%), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).

FAM Value Fund — Statement of Investments

June 30, 2011 (Unaudited)

SHARES

VALUE

COMMON STOCKS (91.9%)

Automotive (2.6%)

CarMax, Inc.*

· specialty retailer of used cars and light-trucks in

the United States

600,000

$19,842,000

Banking (5.9%)

Bank of the Ozarks, Inc.

· holding company that provides a range of

retail and commercial banking services in the

Southeast

126,500

6,585,590

Home Bancshares, Inc.

· holding company for the Centennial Bank that

provides various commercial and retail banking

and related financial products and services to

businesses, real estate developers, individuals

and municipalities

123,200

2,912,448

M&T Bank Corporation

· bank holding company that provides commercial

and retail banking services to individuals,

businesses, corporations and institutions in the

Northeast and Mid-Atlantic

75,000

6,596,250

SCBT Financial Corporation

. provides banking services to individual and

corporate customers in the Carolinas

205,110

5,882,555

TCF Financial Corporation

· holding company that offers various banking

services throughout the United States

1,302,163

17,969,849

Westamerica Bancorporation

· provides banking services to individual and

corporate customers in northern and central

California

113,100

5,570,175

45,516,867

Commercial Services (1.3%)

McGrath RentCorp

. modular building and electronic test equipment

rentals, subsidiary classroom manufacturing

347,000

9,743,760

See Notes to Financial Statements.

FAM Value Fund — Statement of Investments  continued

June 30, 2011 (Unaudited)

SHARES

VALUE

Diversified Healthcare (2.6%)

Johnson & Johnson

· manufactures and sells various products in the

health care field

305,000

$20,288,600

Diversified Manufacturing (2.6%)

Illinois Tool Works, Inc.

· manufactures engineered products such as

plastic and metal components and fasteners

and specialty systems which consist of

machinery and consumable products

359,950

20,333,576

Education Services (0.8%)

Strayer Education, Inc.

· provides various academic programs through

traditional classrooms and Internet

49,105

6,206,381

Electronic Commerce Distribution (1.0%)

Digital River, Inc.*

· provides outsourced e-commerce solutions

worldwide

250,000

8,040,000

Electronic Equipment (3.5%)

Zebra Technologies Corp. - Class A*

· designs, manufactures and supports bar code

label printers

648,502

27,347,329

Health Care Distribution (1.8%)

Patterson Companies, Inc.

· operates as a distributor serving dental,

companion-pet veterinarian, and rehabilitation

supply markets in the United States and Canada

435,000

14,307,150

Health Care Equipment/Devices (2.0%)

Stryker Corp.

· operates a medical technology company offering

Orthopedic Implants and MedSurg Equipment

266,000

15,611,540

See Notes to Financial Statements.

FAM Value Fund — Statement of Investments  continued

June 30, 2011 (Unaudited)

SHARES

VALUE

Health Care Services (5.1%)

Mednax, Inc.*

· health care services company focused on physician

services for newborn, maternal-fetal and other

pediatric subspecialty care

545,700

$39,394,083

Home Furnishings (0.7%)

Mohawk Industries, Inc.*

· produces floor covering products for

residential and commercial applications

88,100

5,285,119

Insurance Agency (6.2%)

Brown & Brown, Inc.

· one of the largest independent general

insurance agencies in the U.S.

1,879,696

48,232,999

Investment Management (2.7%)

Franklin Resources, Inc.

· provides investment management and

fund administration services as well as

retail-banking and consumer lending services

160,000

21,006,400

Life Insurance (2.3%)

Protective Life Corporation

· individual and group life/health insurance

and guaranteed investment contracts

785,400

18,166,302

Machinery & Equipment (8.6%)

Donaldson Company, Inc.

· designs, manufactures and sells

filtration systems and replacement parts

371,200

22,524,416

See Notes to Financial Statements.

FAM Value Fund — Statement of Investments  continued

June 30, 2011 (Unaudited)

SHARES

VALUE

Machinery & Equipment (continued)

Graco, Inc.

· supplies systems and equipment for the

management of fluids in industrial, commercial

and vehicle lubrication applications

180,550

$ 9,146,663

IDEX Corporation

· manufactures proprietary, highly engineered

industrial products and pumps

771,750

35,384,738

67,055,817

Media (1.9%)

Meredith Corporation

· magazine publishing and tv broadcasting

466,450

14,520,589

Oil and Gas Exploration (5.3%)

EOG Resources, Inc.

. engages in the exploration, development,

production and marketing of natural gas

and crude oil

216,000

22,582,800

Ultra Petroleum Corporation*

. independent oil and gas company that engages in

the acquisition, exploration, development,

production and operation of oil and natural

gas properties

400,000

18,320,000

40,902,800

Property and Casualty Insurance (12.8%)

Berkshire Hathaway, Inc. - Class A*

· holding company for various insurance

and industrial companies

266

30,883,930

Markel Corporation*

· sells specialty insurance products

64,850

25,733,128

White Mountains Insurance Group, Ltd.

· personal property and casualty, and reinsurance

102,693

43,147,491

99,764,549

See Notes to Financial Statements.

FAM Value Fund — Statement of Investments  continued

June 30, 2011 (Unaudited)

SHARES

VALUE

Publishing (4.4%)

John Wiley & Sons, Inc. - Class A

· publisher of print and electronic products,

specializing in scientific, technical professional

and medical books and journals

661,700

$34,415,017

Real Estate Development (3.1%)

Brookfield Asset Management, Inc. - Class A

. asset management holding company

that invests in property, power and

infrastructure

725,000

24,048,250

Restaurants (3.9%)

YUM! Brands, Inc.

· quick service restaurants including KFC,

Pizza Hut and Taco Bell

550,600

30,415,144

Retail Stores (5.5%)

Bed Bath & Beyond, Inc.*

· national chain of retail stores selling domestic

merchandise such as bed linens, bath items,

kitchen textiles and home furnishings

345,600

20,172,672

Ross Stores, Inc.

· chain of off-price retail apparel and

home accessories stores

286,422

22,948,131

43,120,803

Transportation (5.3%)

Forward Air Corporation

· provides surface transportation and

related logistics services to the deferred

air freight market in North America

389,233

13,152,183

Heartland Express, Inc.

· short-to medium-haul truckload carrier

of general commodities

1,333,333

22,079,994

See Notes to Financial Statements.

FAM Value Fund — Statement of Investments  continued

June 30, 2011 (Unaudited)

SHARES

VALUE

Transportation (continued)

Knight Transportation, Inc.

· transportation of general commodities

in the U.S.

366,900

$    6,233,631

$  41,465,808

Total Common Stocks (Cost $392,761,878)

$715,030,883

TEMPORARY INVESTMENTS (8.1%)

Money Market Fund (8.1%)

Invesco Short Term Treasury Fund (0.02%)**

63,192,794

63,192,794

Total Temporary Investments (Cost $63,192,794)

$  63,192,794

Total Investments (Cost $455,954,672) (100%)

$778,223,677

*Non-income producing securities.

**The rate shown represents the effective yield at 6/30/11.

See Notes to Financial Statements.

FAM Value Fund

June 30, 2011 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets

Investments in securities at value (Cost  $455,954,672)

$778,223,677

Cash

1,803

Dividends and interest receivable

370,524

Total Assets

778,596,004

Liabilities

Accrued investment advisory fee

624,828

Accrued shareholder servicing and administrative fees

89,671

Accrued expenses

170,279

Accrued distribution and service fees

1,208

Total Liabilities

885,986

Net Assets

Sources of Net Assets:

Net capital paid in on shares of beneficial interest

445,621,142

Accumulated net investment loss

(601,712)

Accumulated net realized gains

10,421,583

Net unrealized appreciation

322,269,005

Net Assets

777,710,018

Net Asset Value, Offering and Redemption Price

per share (unlimited shares of beneficial interest

authorized at $.001 par value)

Investor Class Shares — based on net assets of

$773,205,833 and 15,936,226 shares outstanding

$48.52

Advisor Class Shares — based on net assets of

$4,504,185 and 96,917 shares outstanding(a)

$46.47

(a)A 1% redemption fee is imposed upon Advisor shares redeemed within the first

18 months of purchase.  See Note 3 in the Notes to the Financial Statements.

See Notes to Financial Statements.

FAM Value Fund

Six Months Ended June 30, 2011 (Unaudited)

STATEMENT OF OPERATIONS

INVESTMENT INCOME

Income

Dividends

$ 4,012,824

Interest

7,826

Total Investment Income

4,020,650

Expenses

Investment advisory fee (Note 2)

3,794,474

Administrative fee (Note 2)

321,755

Shareholder servicing and related expenses (Note 2)

220,793

Printing and mailing

57,709

Professional fees

23,633

Registration fees

28,916

Custodial fees

46,422

Trustees fees

24,694

Officers fees (Note 2)

23,130

Distribution and Service fees — Advisor Class Shares (Note 2)

22,651

Other

77,763

Total Expenses

4,641,940

Net Investment Loss

$   (621,290)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain on investments

10,405,088

Net change in unrealized appreciation of investments

41,783,637

Net Realized and Unrealized Gain on Investments

52,188,725

NET INCREASE IN NET ASSETS FROM OPERATIONS

$51,567,435

See Notes to Financial Statements.

FAM Value Fund

Six Months Ended June 30, 2011 (Unaudited) and Year Ended December 31, 2010

STATEMENTS OF CHANGES IN NET ASSETS

Six Months

Year Ended

Ended June 30,

December 31,

2011

2010

CHANGE IN NET ASSETS

FROM OPERATIONS:

Net investment income/(loss)

$

(621,290)

$  1,397,398

Net realized gain on investments

10,405,088

9,857,404

Unrealized appreciation of investments

41,783,637

98,340,520

Net Increase in Net Assets From Operations

51,567,435

109,595,322

DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income

Investor Class

—

(1,392,952)

Net realized gain on investments

Investor Class

—

(9,484,271)

Advisor Class

—

(61,081)

TRANSACTIONS IN SHARES OF

BENEFICIAL INTEREST (NOTE 3)

(15,608,548)

(20,896,319)

Total Increase in Net Assets

35,958,887

77,760,699

NET ASSETS:

Beginning of Period

$741,751,131

$663,990,432

End of Period

$777,710,018

$741,751,131

Undistributed net investment income/

(Accumulated net investment loss)

$

(601,712)

$

19,578

See Notes to Financial Statements.

FAM Value Fund — Notes to Financial Statements  (Unaudited)

Note 1.  Nature of Business and Summary of Significant Accounting Policies

FAM Value Fund (the “Fund”) is a series of Fenimore Asset Management Trust, a diversified, open-

end  management  investment  company  registered  under  the  Investment  Company  Act  of  1940.  The

Fund offers two classes of shares (Investor Class and Advisor Class since January 2, 1987 and July 1,

2003, respectively). Each class of shares has equal rights as to earnings and assets except the Advisor

Class bears its own distribution and service fee expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attrib-

utable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. The investment objective of the Fund is to maximize long-term total return on capital. The following is a summary of significant accounting policies, which are  in  accordance  with  accounting  principles  generally  accepted  in  the  United  States  of  America

("GAAP"),  followed by the Fund in the preparation of its financial statements.

a)  Valuation of Securities

Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sale price or the NASDAQ official closing price. Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Short-

term securities are carried at amortized cost, which approximates value. Securities for which market quotations  are  not  readily  available  or  have  not  traded  are  valued  at  fair  value  as  determined  by procedures established by the Board of Trustees. Investments in Invesco Short Term Treasury Fund

are valued at that fund’s net asset value.

GAAP establishes a three-tier framework for measuring fair value based on a hierarchy of inputs.

The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs).  These inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for identical securities in inactive markets and quoted prices for similar securities)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FAM Value Fund — Notes to Financial Statements  (Unaudited)

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Valuation Inputs

Investments in Securities

Level 1     Quoted prices

Common Stocks

$715,030,883

Temporary Investments

$  63,192,794

Level 2     Other significant observable inputs

$

—

Level 3     Significant unobservable inputs

$

—

Total

$778,223,677

During the period ended June 30, 2011 there were no Level 2 or 3 inputs used to value the Fund's net assets.  Refer to the Statement of Investments to view securities segregated by industry type.

b)  Federal Income Taxes

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated  investment  companies  and  to  distribute  all  of  its  taxable  income  to  its  shareholders.

Therefore, no provision for federal income or excise tax is required.

GAAP requires uncertain tax positions to be recognized, measured, presented and disclosed in the

financial  statements.   For  the  period  ended  June  30,  2011  management  has  evaluated  the  tax positions  taken  or  expected  to  be  taken  in  the  course  of  preparing  the  Fund's  tax  returns  to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable

tax authority.   Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax expense in the current year.  Based on the evaluation, management has determined that no liability for unrecognized tax expense is required.  Tax years 2007 through present remain

subject to examination by U.S. and New York taxing authorities.   No examination of the Fund's

tax filings is presently in progress.

c)   Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosureof contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

d)  Other

Securities  transactions  are  recorded  on  trade  date.  Realized  gains  and  losses  on  securities  sold  are determined on the basis of identified cost. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. The Fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are

FAM Value Fund — Notes to Financial Statements  (Unaudited)

based on estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of  the  components  of  distributions  (and  consequently  its  net  investment  income)  as  an  increase  to unrealized appreciation/(depreciation) and realized gain/(loss) on investments as necessary once the issuers  provide  information  about  the  actual  composition  of  the  distributions.  Distributions  to shareholders are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations and may differ from those determined for financial statement purposes.  To  the  extent  these  differences  are  permanent  such  amounts  are  reclassified  within  the capital accounts.

Note 2.  Investment Advisory Fees and Other Transactions with Affiliates

Under the Investment Advisory Contract, the Fund pays an investment advisory fee to Fenimore Asset

Management, Inc. (the “Advisor”) equal, on an annual basis, to 1% of the Fund’s average daily net assets.  The  Advisor  has  entered  into  a  voluntary  agreement  with  the  Fund  to  reduce  the  investment advisory fee for the Fund through December 31, 2011 to 0.95% of the Fund’s average daily net assets in  excess  of  $1  billion.  No  such  waiver  was  required  for  the  period  ended  June  30,  2011.  Thomas

Putnam is an officer and trustee of the Fund and also an officer and director of the Advisor.  The CCO is an officer of the Fund and compensated by the Fund in the amount of $23,130 as well as an officer of the Advisor and compensated additionally by the Advisor.

The Investment Advisory Contract requires the Advisor to reimburse the Investor Class for its expenses to  the  extent  that  such  expenses,  including  the  advisory  fee,  for  the  fiscal  year  exceed  2.00%  of  the average daily net assets. For the period ended June 30, 2011 the Advisor contractually agreed to reim-

burse the Fund for its expenses to the extent such expenses exceed 1.28% and 2.28% of the average

daily  net  assets  of  the  Investor  Class  and  Advisor  Class,  respectively.   No  such  reimbursement  was

required for the period ended June 30, 2011.

FAM Shareholder Services, Inc. ("FSS"), a company under common control with the Advisor, serves as shareholder servicing agent and receives a monthly fee of $2.33 per shareholder account. For the period  ended  June  30,  2011,  shareholder  servicing  agent  fees  paid  to  FSS  amounted  to  $220,793.

Additionally, FSS serves as the Fund administrative agent and receives an annual fee of 0.085% on the first $750,000,000 of the Fund’s average daily net assets, and 0.075% thereafter. For the period ended

June 30, 2011, Fund administrative fees amounted to $321,755.

Fenimore  Securities,  Inc.  ("FSI"),  a  company  also  under  common  control  with  the  Advisor,  acts  as distributor  of  the  Fund’s  shares.  On  July  1,  2003,  the  Fund  adopted  a  distribution  plan  pursuant  to

Rule  12b-1  under  the  Investment  Company  Act  of  1940  for  the  Advisor  Class  of  shares.  Under  the plan  the  Fund  pays  FSI  a  total  of  1.00%  per  annum  of  the  Advisor  Class  shares’  average  daily  net assets.

FAM Value Fund — Notes to Financial Statements  (Unaudited)

Note 3.  Shares of Beneficial Interest

At June 30, 2011 an unlimited number of $.001 par value shares of beneficial interest were authorized.

The Advisor Class of shares that are redeemed within the first eighteen months of purchase are subject to  a  1.00%  redemption  fee.  For  the  period  ended  June  30,  2011,  redemption  fees  amounted  to  $25

Transactions were as follows:

SIX MONTHS ENDED 6/30/11

YEAR ENDED 12/31/10

Shares

Amount

Shares

Amount

Shares sold

Investor Class

443,949

$20,949,691

1,005,347

$ 41,988,442

Advisor Class

498

22,840

1,298

51,230

Shares issued on

reinvestment of distributions

Investor Class

—

—

232,077

10,591,998

Advisor Class

—

—

1,325

58,091

Shares redeemed

Investor Class

(768,102)

(36,221,301)

(1,753,362)

(73,032,090)

Advisor Class

(7,904)

(359,778)

(13,851)

(553,990)

Net Decrease from Investor Class

Share Transactions

(324,153)

$(15,271,610)

(515,938)

$(20,451,650)

Net Decrease from Advisor Class

Share Transactions

(7,406)

$    (336,938)

(11,228)

$     (444,669)

Note 4.  Investment Transactions

During the period ended June 30, 2011, purchases and sales of investment securities, other than short-

term  obligations  were  $24,809,071  and  $33,972,825,  respectively.  The  cost  of  securities  for  federal income tax purposes is the same as shown in the statement of investments.

FAM Value Fund — Notes to Financial Statements  (Unaudited)

Note 5.  Income Taxes and Distribution to Shareholders

The components of accumulated income on a tax basis at December 31, 2010 (the Fund's most recent tax year end) were as follows:

Undistributed ordinary income

$19,578

Undistributed long term capital gain

$16,495

The aggregate gross unrealized appreciation and depreciation of portfolio securities at June 30, 2011,

based on cost for federal income tax purposes, was as follows:

Unrealized appreciation

$331,598,369

Unrealized depreciation

$   (9,329,364)

Net unrealized appreciation

$322,269,005

The  tax  composition  of  dividends  and  distributions  paid  to  shareholders  for  the  six  months  ended

June 30, 2011, and the year ended December 31, 2010 were as follows:

Six Months Ended

Year Ended

June 30, 2011

December 31, 2010

Ordinary income

—

$  1,392,952

Long-term capital gain

—

9,545,352

—

$10,938,304

Note 6.  Line of Credit

FAM Value Fund has a line of credit up to 33 1/3% of total net assets or a maximum of $125,000,000.

Borrowings under the agreement bear interest at the prime rate as announced by the lending bank. The line  of  credit  is  available  until  December  1,  2011,  when  any  advances  are  to  be  repaid.  During  the period ended June 30, 2011, no amounts were drawn from the available line.

Note 7.  Commitments and Contingencies

In the normal course of business, the Fund enters into contracts that contain a variety of representations and  warranties  which  provide  general  indemnifications.  The  Fund’s  maximum  exposure  under  these arrangements is unknown as this would involve future claims that might be made against the Fund that have not yet occurred. However, based on experience of the Advisor, the Fund expects the risk of loss to be remote.

FAM Value Fund — Notes to Financial Statements  (Unaudited)

Note 8.  New Accounting Pronouncement

In  May  2011,  the  FASB  issued  ASU  No.  2011-04  “Amendments  to  Achieve  Common  Fair  Value

Measurement  and  Disclosure  Requirements”  in  GAAP  and  the  International  Financial  Reporting

Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and

Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal  years  beginning  after  December  15,  2011  and  for  interim  periods  within  those  fiscal  years.

Management  is  currently  evaluating  the  impact  these  amendments  may  have  on  the  Fund’s  financial statements.

Note 9.  Subsequent Events

Management  has  evaluated  subsequent  events  through  the  date  the  financial  statements  were  avail-

able  to  be  issued,  and  has  determined  that  there  were  no  subsequent  events  requiring  recognition  or disclosure in the financial statements.

FAM Value Fund — Notes to Financial Statements (Unaudited)

Note 10.  Financial Highlights

F A M   V A L U E   F U N D   -   I N V E S T O R   C L A S S   S H A R E S

Six Months

Years Ended December 31,

Ended June 30,

Per share information

2011

Years Ended December 31,

(For a share outstanding throughout the period)

(Unaudited)

2010

2009

2008

2007

2006

Net asset value, beginning of period

$45.34

$39.32

$32.22

$45.42

$49.65

$48.00

Income/Loss from investment operations:

Net investment income/(loss)†

(0.04)

0.09

0.05

0.18

0.25

0.24

Net realized and unrealized

gain/(loss) on investments

3.22

6.61

7.10

(13.21)

(0.66)

3.96

Total from investment operations

3.18

6.70

7.15

(13.03)

(0.41)

4.20

Less distributions:

Dividends from net investment income

—

(0.09)

(0.05)

(0.17)

(0.25)

(0.31)

Distributions from net realized gains

—

(0.59)

—

—*

(3.57)

(2.24)

Return of capital

—

—

—

—*

—

—

Total distributions

—

(0.68)

(0.05)

(0.17)

(3.82)

(2.55)

Change in net asset value for the period

3.18

6.02

7.10

(13.20)

(4.23)

1.65

Net asset value, end of period

$48.52

$45.34

$39.32

$32.22

$45.42

$49.65

Total Return

7.01%

17.02%

22.18%

(28.68)%

(0.79)%

8.73%

Ratios/supplemental data

Net assets, end of period (000)

$773,206

$737,211

$659,621

$592,504

$871,090

$1,042,174

Ratios to average net assets of:

Expenses

1.21%

1.23%

1.26%

1.24%

1.19%

1.18%

Net investment income/(loss)

(0.08)%

0.21%

0.14%

0.44%

0.45%

0.49%

Portfolio turnover rate

3.52%

5.08%

7.55%

12.60%

8.74%

17.53%

† Based on average shares outstanding.

*Per share amount is less than $0.005.

FAM Value Fund — Notes to Financial Statements  (Unaudited)

Note 10.  Financial Highlights (continued)

F A M   V A L U E   F U N D   -   A D V I S O R   C L A S S   S H A R E S

Six Months

Ended June 30,

Per share information

2011

Years Ended December 31,

(For a share outstanding throughout the period)

(Unaudited)

2010

2009

2008

2007

2006

Net asset value, beginning of period

$43.52

$37.81

$30.99

$44.39

$48.91

$47.37

Income/Loss from investment operations:

     Net investment loss†

(0.26)

(0.31)

(0.28)

(0.22)

(0.28)

(0.25)

     Net realized and unrealized

gain (loss) on investments

3.21

6.61

7.10

(13.18)

(0.67)

4.03

     Total from investment operations

2.95

6.30

6.82

(13.40)

(0.95)

3.78

Less distributions:

     Dividends from net investment income

—

—

—

—

—

—

     Distributions from net realized gains

—

(0.59)

—

—

(3.57)

(2.24)

     Total distributions

—

(0.59)

—

—

(3.57)

(2.24)

Change in net asset value for the period

2.95

5.71

6.82

(13.40)

(4.52)

1.54

Net asset value, end of period

$46.47

$43.52

$37.81

$30.99

$44.39

$48.91

Total Return

6.78%

16.65%

22.01%

(30.19)%

(1.91)%

7.96%

Ratios/supplemental data

Net assets, end of period (000)

$4,504

$4,540

$4,369

$4,294

$7,591

$8,494

Ratios to average net assets of:

     Expenses

2.21%

2.23%

2.26%

2.24%

2.19%

2.18%

     Net investment loss

(0.57)%

(0.79)%

(0.86)%

(0.56)%

(0.55)%

(0.51)%

Portfolio turnover rate

3.52%

5.08%

7.55%

12.60%

8.74%

17.53%

†

Based on average shares outstanding.

FAM Equity-Income Fund

Dear Fellow Equity-Income Fund Shareholder:

•   More  than  two-thirds  of  the  common  equity  holdings  in  the  Fund  increased  their  cash dividends to shareholders during the first half of the year.

• Average dividend growth of the holdings in the Fund over five years is +11% versus

-3% for the S&P 500 Index.

• The Fund was highlighted by Louis Rukeyser’s Wall Street in the April edition.

• The June 2011 issue of Money Magazine highlighted the FAM Equity-Income Fund in an article, "How to Cast for Yield Now."

The stock market continued its two-year advance fueled by slowly improving economic data and strong corporate earnings.  The market has been able to shrug off negative events such as the precarious financial situation in Greece, the devastating tsunami and nuclear disaster in Japan, and the ongoing unfavorable employment and housing data in the U.S.  In general,

the stock market in 2011 is much more resilient than it was this time last year.

Performance

YTD

1-Year

3-Year

5-Year

10-Year

FAM Equity-Income Fund (FAMEX)

(Investor Shares)

6.19%     24.95%

5.39%

2.17%

5.46%

Russell 2000 Index

6.21%     37.41%

7.77%

4.08%

6.27%

S&P 500 Index

6.10%     30.47%

3.28%

2.89%

2.68%

For the first half of the year the FAM Equity-Income Fund turned in results that were in line

with the market.    The Fund's Investor Class return of 6.19% was two basis points behind the  Russell  2000  Index  of  small  capitalization  stocks,  but  ahead  of  the  S&P  500  Index  of large capitalization stocks by 17 basis points.  Dividend-paying stocks continue to perform

well.   According to Standard & Poor’s1 research, dividend-paying stocks continued to out-

perform  non-dividend  paying  stocks  during  the  first  half  of  the  year  as  well  as  the  last  12 months.

We  believe  dividend-paying  stocks  are  particularly  attractive  to  investors  today  because

dividends  give  investors  a  “head  start”  on  their  investment  returns.   For  example,  a  stock

that has a dividend yield of 3.0% may not look that exciting at first glance.  However, history of the markets shows that long-term equity returns have averaged roughly 10%, which means that nearly one-third of the expected future return may come from the dividend.

___________________________

1Standard & Poor's Index Services, 6/30/11

FAM Equity-Income Fund

Another argument in favor of dividends is that they tend to grow over time.  The companies in the Fund increased their dividends by 11% per year over the last five years.  This is a very powerful dynamic.  Using the same 3.0% dividend yield stock from the previous example, a

$10,000 investment in that stock would produce dividend income of $300 in the first year.

In the fifth year that same stock would return $455 in dividend income to the investor, assum-

ing 11% annual growth in the dividend.  In addition to the dividend income, investors may see appreciation in the stock price as well.

This is just a mathematical example.  The real trick, however, is finding companies that can

stay  in  the  portfolio  for  five  to  10  years  and  grow  their  dividends.   We  spend  a  lot  of  time

researching the companies in the Fund and conduct in-house research.  We look for compa-

nies that have strong competitive advantages that will endure over a long period of time.  We

like  to  see  managements  that  are  innovative  and  know  their  industries  inside  and  out.   We

want these leadership teams to be honest and ethical and deal with shareholders of the busi-

ness  in  a  forthright  manner.   We  also  want  the  businesses  to  have  low  debt  on  the  balance sheet, earn a high return on their capital, and generate more cash than they need to reinvest back into the business.  Once we find these companies, we like to buy a significant amount

of  shares  and  hold  onto  them  for  a  long  time  allowing  the  business  to  grow.   During  this

period we meet with management regularly to ensure that our investment thesis is still intact.

We  believe  we  have  assembled  an  excellent  slate  of  investments  in  the  Fund.  The  average

holding  period  in  the  Fund  is  longer  than  five  years.   In  fact,  there  are  a  number  of  Fund

holdings that we have invested in for a decade or longer.

Best and Worst Performing Stocks

The  best  performing  stock,  on  a  dollar-weighted  basis,  during  the  period  was  Ross  Stores

(+27.0%), adding $1.4 million to the value of the Fund.   The company completed another

year  of  excellent  growth  where  earnings  grew  31%.   Growth  expectations  for  the  current

year have increased as monthly same-store sales have been running better than management forecasts.  In addition, cash is piling up on the balance sheet despite management aggressively buying  back  stock  and  increasing  the  dividend  by  38%  –  on  top  of  a  45%  increase  in  the preceding year.  Furthermore, the stock is currently trading reasonably at under 15x earnings.

The next best performing stock in the Fund was Xilinx (+26.4%), which added $950 thou-

sand to the Fund.  Earnings for the fiscal year ending March 31, 2011 increased 83%.  While earnings are expected to decline slightly this year, we believe the company is at a tipping point where they will be taking large chunks of market share from competing technologies.  Xilinx also has a large cash position and increased its dividend by 19% over last year.

FAM Equity-Income Fund

The  worst  performing  company,  on  a  dollar-weighted  basis,  in  the  portfolio  was  Courier

Corp  (-27.4%),  which  decreased  the  value  of  the  Fund  by  $1.2  million.   The  company

reported  disappointing  earnings  for  the  first  half  of  the  year  which  sent  the  stock  back  to

prices  not  seen  since  the  market  collapse  in  2009.   Management  has  undertaken  several

actions  to  improve  results  which  we  feel  will  result  in  higher  earnings.    Management  and

directors own 16.9% of the outstanding shares of this business which represents roughly $23

million of their net worth, down from $32 million at year end.    We trust the current stock

price has management focused on doing the right things to get the business back on track.

The  second  worst  performing  company  was  Protective  Life  (-13%),  which  decreased  the portfolio value by $227 thousand.  Protective reported a weak first quarter as investors worry about the impact of Greece on all financial companies.  Higher interest rates, especially long-

term,  will  benefit  this  company  nicely.   Our  bullish  investment  viewpoint  on  the  stock

remains.

Outlook

We expect the U.S. economy to continue its recovery at a tepid pace.  Regarding the markets,

we  believe  stocks  are  reasonably  priced  as  valuations  have  compressed  throughout  the  last decade  and  earnings  growth  will  likely  be  quite  good  as  companies  position  themselves  to

serve  the  faster  growing  economies  abroad.   Additionally,  businesses  have  a  tremendous

amount of cash on their balance sheets which is being used to acquire other companies, buy

back  shares,  and  pay  dividends  to  shareholders.   The  wise  deployment  of  this  cash  should

boost equity returns, both near term and over the long term.

As always, we appreciate your continued support and are working diligently on your behalf.

Sincerely,

Paul C. Hogan

Thomas O. Putnam

Co-Manager

Co-Manager

FAM Equity-Income Fund — Portfolio Data

As of June 30, 2011 (Unaudited)

COMPOSITION OF TOTAL INVESTMENTS

Money Market Fund

15.1%

Machinery & Equipment

11.6%

Publishing

9.7%

Retail Stores

7.1%

Commercial Services

5.5%

Life Insurance

5.4%

Semiconductors

5.4%

Diversified Health Care

4.5%

Health Care Distribution

4.4%

Banking

3.9%

Insurance Agency

3.6%

Investment Management

3.6%

Hazardous Waste Disposal

3.6%

Property & Casualty Insurance

3.5%

Oil & Gas Exploration

3.4%

Media

2.5%

Education Services

2.2%

Other

5.0%

Statement Regarding Availability of Quarterly Portfolio Schedule.  Please note that (i) the Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q; (ii) the Fund’s Forms N-Q are available on the Commission’s website  at  http://www.sec.gov;  (iii)  the  Fund’s  Form  N-Q  may  be  reviewed  and  copied  at  the

Commission’s  Public  Reference  Room  in  Washington,  DC,  and  information  on  the  operation  of  the

Public  Reference  Room  may  be  obtained  by  calling  1-800-SEC-0330;  and  (iv)  the  Fund  makes  the information  on  Form  N-Q  available  to  shareholders  upon  request,  by  calling  FAM  Funds  at

1-800-932-3271.

FAM Equity-Income Fund - Expense Data

As of June 30, 2011 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees on the Advisor Class Shares; and (2) ongoing costs, including management fees; distribution (and/

or service) (12b-1 fees on the Advisor Class Shares only) fees; and other Fund expenses. This Example is  intended  to  help  you  understand  your  ongoing  costs  (in  dollars)  of  investing  in  the  Fund  and  to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 at the beginning of the period and held for the entire period (1/1/2011 to 6/30/2011).

Actual Expenses

Lines (A) and (B) of the following table provide information about actual account values and actual expenses for Investor Class Shares and Advisor Class Shares, respectively. You may use the information in  this  line,  together  with  the  amount  you  invested,  to  estimate  the  expenses  that  you  paid  over  the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by

$1,000 = 8.6), then multiply the result by the number in the line for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

Lines (C) and (D) of the following table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5%

per  year  before  expenses,  which  is  not  the  Fund’s  actual  return  for  the  Investor  Class  Shares  and

Advisor Class Shares, respectively. The hypothetical account values and expenses may not be used to estimate  the  actual  ending  account  balance  or  expenses  you  paid  for  the  period.  You  may  use  this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this  5%  hypothetical  example  with  the  5%  hypothetical  examples  that  appear  in  the  shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemptions fees. Therefore, lines (C) and (D) of the table are useful in comparing ongoing costs only, and will not help you determine the relative costs of own-

ing different funds.  In addition, if these transactional costs were included, your costs would have been higher.

FAM Equity-Income Fund - Expense Data  continued

Six Months Ended June 30, 2011 (Unaudited)

S I X   M O N T H S   E N D E D   J U N E   3 0 ,   2 0 1 1

Beginning

Ending

Expenses

Account Value

Account Value

Paid

1/1/2011

6/30/2011

During Period

Ongoing Costs Based on Actual Fund Return

A.

Investor Share Class

$1,000.00

$1,061.90

$7.11*

B.

Advisor Share Class

$1,000.00

$1,057.20

$12.19**

Ongoing Costs Based on Hypothetical

5% Yearly Return

C.

Investor Share Class

$1,000.00

$1,018.11

$6.96*

D.

Advisor Share Class

$1,000.00

$1,013.15

$11.93**

*Expenses are equal to the Fund’s Investor Class Shares annualized expense ratio of (1.39%), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).

**Expenses are equal to the Fund’s Advisor Class Shares annualized expense ratio of (2.39%), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).

FAM Equity-Income Fund — Statement of Investments

June 30, 2011 (Unaudited)

SHARES

VALUE

COMMON STOCKS (80.7%)

Banking (3.9%)

M&T Bank Corporation

· bank holding company that provides

commercial and retail banking services

to individuals, businesses, corporations

and institutions in the Northeast and Mid-Atlantic

9,000

$   791,550

NBT Bancorp, Inc.

· provides commercial banking and financial

services to individuals, corporations and

municipalities in New York, Vermont and

Pennsylvania

88,000

1,947,440

Westamerica Bancorporation

· provides banking services to individual

and corporate customers in northern

and central California

17,000

837,250

3,576,240

Commercial Services (5.5%)

McGrath RentCorp

· modular building and electronic test equipment

rentals, subsidiary classroom manufacturing

179,400

5,037,552

Consumer Staples (1.8%)

Flowers Foods, Inc.

· produces and markets bakery products in the

United States

75,000

1,653,000

Diversified Healthcare (4.5%)

Johnson & Johnson

· manufactures and sells various products

in the health care field

62,500

4,157,500

Diversified Manufacturing (1.8%)

General Electric Company

· diversified industrial manufacturer

89,221

1,682,708

See Notes to Financial Statements.

FAM Equity-Income Fund — Statement of Investments  continued

June 30, 2011 (Unaudited)

SHARES

VALUE

Education Services (2.2%)

Strayer Education, Inc.

· provides various academic programs through

traditional classrooms and Internet

16,000

$2,022,240

Hazardous Waste Disposal (3.6%)

U.S. Ecology, Inc.

. provides radioactive, pcb, hazardous and

non-hazardous waste services to commercial

and government customers

193,000

3,300,300

Health Care Distribution (4.4%)

Patterson Companies, Inc.

· operates as a distributor serving dental,

companion-pet veterinarian, and rehabilitation

supply markets in the United States and Canada

30,000

986,700

Health Care Equipment/Devices (1.1%)

Stryker Corporation

· operates a medical technology company offering

Orthopedic Implants and MedSurg Equipment

69,000

4,049,610

Insurance Agency (3.6%)

Arthur J. Gallagher & Co.

· provides insurance brokerage and risk manage-

ment services to commerical, industrial,

institutional, and governmental organizations

117,920

3,365,437

Investment Management (3.6%)

Franklin Resources, Inc.

· provides investment management and

fund administration services as well as

retail-banking and consumer lending services

25,500

3,347,895

Life Insurance (2.3%)

Protective Life Corporation

· individual and group life/health insurance and

guaranteed investment contracts

93,219

2,156,155

See Notes to Financial Statements.

FAM Equity-Income Fund — Statement of Investments  continued

June 30, 2011 (Unaudited)

SHARES

VALUE

Machinery & Equipment (11.6%)

Donaldson Company, Inc.

· designs, manufactures and sells

filtration systems and replacement parts

88,800

$ 5,388,384

IDEX Corporation

· manufactures proprietary, highly engineered

industrial products and pumps

115,205

5,282,149

10,670,533

Media (2.5%)

Meredith Corporation

· magazine publishing and tv broadcasting

75,373

2,346,361

Oil and Gas Exploration (2.3%)

EOG Resources, Inc.

. engages in the exploration, development,

production and marketing of natural gas

and crude oil

20,000

2,091,000

Property and Casualty Insurance (3.5%)

OneBeacon Insurance Group, Ltd.

. commercial, personal and specialty

insurance products

244,666

3,276,078

Publishing (9.7%)

Courier Corporation

· manufactures and publishes specialty books,

including Dover Publications

289,188

3,195,527

John Wiley & Sons, Inc. - Class A

· publisher of print and electronic products,

specializing in scientific, technical professional

and medical books and journals

111,650

5,806,917

9,002,444

Retail Stores (7.1%)

Ross Stores, Inc.

· chain of off-price retail apparel and

home accessories stores

81,641

6,541,077

See Notes to Financial Statements.

FAM Equity-Income Fund — Statement of Investments  continued

June 30, 2011 (Unaudited)

SHARES

VALUE

Semiconductors (5.4%)

Microchip Technology, Inc.

· develops, manufactures and sells semiconductor

products for various embedded control

applications

10,000

$     379,100

Xilinx, Inc.

· worldwide leader of programmable logic

solutions

126,414

4,610,319

4,989,419

Technology (0.3%)

National Instruments Corporation

· manufactures and supplies measurement and

automation products

10,000

296,900

Total Common Stocks (Cost $52,979,700)

$74,549,149

PREFERRED STOCKS (4.2%)

Banking (0.0%)

M&T Capital Trust - Preferred A

· bank holding company that provides

commercial and retail banking services

to individuals, businesses, corporations

and institutions in the Northeast and Mid-Atlantic

800

20,960

Life Insurance (3.1%)

Protective Life Corporation - Preferred D

· individual and group life/health insurance and

guaranteed investment contracts

116,107

2,896,870

Oil and Gas Exploration (1.1%)

Magnum Hunter Resouces Corporation- Preferred C

. independent oil and gas company that engages

in the acquisition, development and production

of oil and natural gas

30,000

765,000

See Notes to Financial Statements.

FAM Equity-Income Fund — Statement of Investments  continued

June 30, 2011 (Unaudited)

SHARES

VALUE

Oil and Gas Exploration (continued)

Magnum Hunter Resouces Corporation- Preferred D

. independent oil and gas company that engages

in the acquisition, development and production

of oil and natural gas

5,000

$

240,500

1,005,500

Total Preferred Stocks (Cost $3,125,377)

$

3,923,330

TEMPORARY INVESTMENTS (15.1%)

Money Market Fund (15.1%)

Invesco Short Term Treasury Fund (0.02%)*

13,901,103

13,901,103

Total Temporary Investments (Cost $13,901,103)

$    13,901,103

Total Investments (Cost $70,006,180) (100%)

$    92,373,582

*The rate shown represents the effective yield at 6/30/11.

See Notes to Financial Statements.

FAM Equity-Income Fund

June 30, 2011 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets

Investments in securities at value (Cost $70,006,180)      $92,373,582

Cash

1,504

Dividends and interest receivable

93,612

Total Assets

92,468,698

Liabilities

Accrued investment advisory fee

70,166

Accrued shareholder servicing and administrative fees

10,847

Accrued expenses

44,927

Accrued distribution and service fees

440

Total Liabilities

126,380

Net Assets

Sources of Net Assets:

Net capital paid in on shares of beneficial interest

69,833,713

Undistributed net investment income

42,518

Accumulated net realized gains

98,685

Net unrealized appreciation

22,367,402

Net Assets

92,342,318

Net Asset Value, Offering and Redemption Price

per share (unlimited shares of beneficial interest

authorized at $.001 par value)

Investor Class Shares — based on net assets of

$90,714,137 and 4,671,003 shares outstanding

$19.42

Advisor Class Shares — based on net assets of

$1,628,181 and 84,518 shares outstanding(a)

$19.26

(a)A 1% redemption fee is imposed upon Advisor shares redeemed within the first

18 months of purchase.  See Note 3 in the Notes to the Financial Statements.

See Notes to Financial Statements.

FAM Equity-Income Fund

Six Months Ended June 30, 2011 (Unaudited)

STATEMENT OF OPERATIONS

INVESTMENT INCOME

Income

Dividends

$1,363,004

Interest

1,159

Total Investment Income

1,364,163

Expenses

Investment advisory fee (Note 2)

447,067

Administrative fee (Note 2)

38,001

Shareholder servicing and related expenses (Note 2)

27,366

Printing and mailing

13,054

Professional fees

2,797

Registration fees

29,866

Custodial fees

6,925

Trustees fees

24,694

Officers fees (Note 2)

23,130

Distribution and Service Fees — Advisor Class Shares (Note 2)

8,136

Other

13,203

Total Expenses

634,239

Net Investment Income

$   729,924

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain on investments

997,438

Net change in unrealized appreciation of investments

3,673,849

Net Realized and Unrealized Gain on Investments

4,671,287

NET INCREASE IN NET ASSETS FROM OPERATIONS

$5,401,211

See Notes to Financial Statements.

FAM Equity-Income Fund

Six Months Ended June 30, 2011 (Unaudited) and  Year Ended December 31, 2010

STATEMENTS OF CHANGES IN NET ASSETS

Six Months

Year Ended

Ended June 30,

December 31,

2011

2010

CHANGE IN NET ASSETS

FROM OPERATIONS:

Net investment income

$   729,924

$ 1,702,397

Net realized gain on investments

997,438

1,086,508

Unrealized appreciation of investments

3,673,849

10,400,862

Net Increase in Net Assets From Operations

5,401,211

13,189,767

DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income

Investor Class

(692,017)

(1,684,387)

Advisor Class

(4,637)

(17,762)

TRANSACTIONS IN SHARES OF

BENEFICIAL INTEREST (NOTE 3)

188,449

(1,779,673)

Total Increase in Net Assets

4,893,006

9,707,945

NET ASSETS:

Beginning of Period

87,449,312

77,741,367

End of Period

$92,342,318

$87,449,312

Undistributed net investment income

$

42,518

$

9,248

See Notes to Financial Statements.

FAM Equity-Income Fund — Notes to Financial Statements  (Unaudited)

Note 1.  Nature of Business and Summary of Significant Accounting Policies

FAM Equity-Income Fund (the “Fund”) is a series of Fenimore Asset Management Trust, a diversi-

fied,  open-end  management  investment  company  registered  under  the  Investment  Company  Act  of

1940.  The  Fund  offers  two  classes  of  shares  (Investor  Class  and  Advisor  Class  since  April  1,  1996 and July 1, 2003, respectively). Each class of shares has equal rights as to earnings and assets except the Advisor Class bears its own distribution and service fee expenses. Each class of shares has exclu-

sive  voting  rights  with  respect  to  matters  that  affect  just  that  class.  Income,  expenses  (other  than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. The investment objective of the

Fund  is  to  provide  current  income  and  long  term  capital  appreciation  from  investing  primarily  in income-producing  equity  securities.  The  following  is  a  summary  of  significant  accounting  policies,

which are in accordance with accounting principles generally accepted in the United States of America

("GAAP"),  followed by the Fund in the preparation of its financial statements.

a)  Valuation of Securities

Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sale price or the NASDAQ official closing price. Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Short-

term securities are carried at amortized cost, which approximates value. Securities for which market quotations  are  not  readily  available  or  have  not  traded  are  valued  at  fair  value  as  determined  by procedures established by the Board of Trustees. Investments in Invesco Short Term Treasury Fund

are valued at that fund’s net asset value.

GAAP establishes a three-tier framework for measuring fair value based on a hierarchy of inputs.  The hierarchy distinguishes between market data obtained from independent sources (observable inputs)

and the Fund's own market assumptions (unobservable inputs).  These inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for identical securities in inactive markets and quoted prices for similar securities)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FAM Equity-Income Fund — Notes to Financial Statements  (Unaudited)

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Valuation Inputs

Investments in Securities

Level 1     Quoted prices

Common Stocks

$74,549,149

Preferred Stocks

$  3,923,330

Temporary Investments

$13,901,103

Level 2     Other significant observable inputs

$

—

Level 3     Significant unobservable inputs

$

—

Total

$92,373,582

During the period ended June 30, 2011 there were no Level 2 or 3 inputs used to value the Fund's net assets.  Refer to the Statement of Investments to view securities segregated by industry type.

b)  Federal Income Taxes

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated  investment  companies  and  to  distribute  all  of  its  taxable  income  to  its  shareholders.

Therefore, no provision for federal income or excise tax is required.

GAAP requires uncertain tax positions to be recognized, measured, presented and disclosed in the

financial  statements.   For  the  period  ended  June  30,  2011  management  has  evaluated  the  tax positions  taken  or  expected  to  be  taken  in  the  course  of  preparing  the  Fund's  tax  returns  to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable

tax authority.   Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax expense in the current year.  Based on the evaluation, management has determined that no liability for unrecognized tax expense is required.  Tax years 2007 through present remain

subject to examination by U.S. and New York taxing authorities.   No examination of the Fund's

tax filings is presently in progress.

c)   Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosureof contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

d)  Other

Securities  transactions  are  recorded  on  trade  date.  Realized  gains  and  losses  on  securities  sold  are determined on the basis of identified cost. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. The Fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available, and actual amounts of income, realized gain

FAM Equity-Income Fund — Notes to Financial Statements  (Unaudited)

and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of  the  components  of  distributions  (and  consequently  its  net  investment  income)  as  an  increase  to unrealized appreciation/(depreciation) and realized gain/(loss) on investments as necessary once the issuers  provide  information  about  the  actual  composition  of  the  distributions.  Distributions  to shareholders are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations and may differ from those determined for financial statement purposes.  To  the  extent  these  differences  are  permanent  such  amounts  are  reclassified  within  the capital accounts.

Note 2.  Investment Advisory Fees and Other Transactions with Affiliates

Under the Investment Advisory Contract, the Fund pays an investment advisory fee to Fenimore Asset

Management, Inc. (the “Advisor”) equal, on an annual basis, to 1% of the Fund’s average daily net assets.  The  Advisor  has  entered  into  a  voluntary  agreement  with  the  Fund  to  reduce  the  investment advisory fee for the Fund through December 31, 2011 to 0.95% of the Fund’s average daily net assets in  excess  of  $1  billion.  No  such  waiver  was  required  for  the  period  ended  June  30,  2011.  Thomas

Putnam is an officer and trustee of the Fund and also an officer and director of the Advisor.  The CCO is an officer of the Fund and compensated by the Fund in the amount of $23,130 as well as an officer of the Advisor and compensated additionally by the Advisor.

The Investment Advisory Contract requires the Advisor to reimburse the Investor Class for its expenses to  the  extent  that  such  expenses,  including  the  advisory  fee,  for  the  fiscal  year  exceed  2.00%  of  the average daily net assets. For the period ended June 30, 2011 the Advisor contractually agreed to reim-

burse the Fund for its expenses to the extent such expenses exceed 1.40% and 2.40% of the average

daily  net  assets  of  the  Investor  Class  and  Advisor  Class,  respectively.   No  such  reimbursement  was

required for the period ended June 30, 2011.

FAM Shareholder Services, Inc. ("FSS"), a company under common control with the Advisor, serves as shareholder servicing agent and receives a monthly fee of $2.33 per shareholder account. For the period  ended  June  30,  2011,  shareholder  servicing  agent  fees  paid  to  FSS  amounted  to  $27,366.

Additionally, FSS serves as the Fund administrative agent and receives an annual fee of 0.085% on the first $750,000,000 of the Fund’s average daily net assets, and 0.075% thereafter. For the period ended

June 30, 2011, Fund administrative fees amounted to $38,001.

Fenimore  Securities,  Inc.  (“FSI”),  a  company  also  under  common  control  with  the  Advisor,  acts  as distributor  of  the  Fund’s  shares.  On  July  1,  2003,  the  Fund  adopted  a  distribution  plan  pursuant  to

Rule  12b-1  under  the  Investment  Company  Act  of  1940  for  the  Advisor  Class  of  shares.  Under  the plan  the  Fund  pays  FSI  a  total  of  1.00%  per  annum  of  the  Advisor  Class  shares’  average  daily  net assets.

FAM Equity-Income Fund — Notes to Financial Statements  (Unaudited)

Note 3.  Shares of Beneficial Interest

At June 30, 2011 an unlimited number of $.001 par value shares of beneficial interest were authorized.

The Advisor Class of shares that are redeemed within the first eighteen months of purchase are subject to  a  1.00%  redemption  fee.  For  the  period  ended  June  30,  2010,  redemption  fees  amounted  to  $0.

Transactions were as follows:

SIX MONTHS ENDED 6/30/11

YEAR ENDED 12/31/10

Shares

Amount

Shares

Amount

Shares sold

Investor Class

236,448

$4,513,204

428,096

$   7,285,344

Advisor Class

79

1,500

471

8,150

Shares issued on

reinvestment of distributions

Investor Class

33,597

647,587

91,289

1,568,099

Advisor Class

219

4,187

963

16,387

Shares redeemed

Investor Class

(255,612)

(4,888,695)

(612,421)

(10,383,076)

Advisor Class

(4,716)

(89,334)

(16,238)

(274,577)

Net Increase/Decrease from

Investor Class Share Transactions

14,433

$    272,096

(93,036)

$ (1,529,633)

Net Decrease from

Advisor Class Share Transactions

(4,418)

$    (83,647)

(14,804)

$    (250,040)

Note 4.  Investment Transactions

During the period ended June 30 , 2011, purchases and sales of investment securities, other than short-

term  obligations  were  $5,254,700  and  $10,125,532,  respectively.  The  cost  of  securities  for  federal income tax purposes is the same as shown in the statement of investments.

FAM Equity-Income Fund — Notes to Financial Statements  (Unaudited)

Note 5.  Income Taxes and Distribution to Shareholders

The components of accumulated income/(losses) on a tax basis at December 31, 2010 (the Fund's most recent tax year end) were as follows:

Undistributed ordinary income

$     9,248

Capital loss carry forward

$(898,753)

The aggregate gross unrealized appreciation and depreciation of portfolio securities at June 30, 2011,

based on cost for federal income tax purposes, was as follows:

Unrealized appreciation

$26,331,231

Unrealized depreciation

$ (3,963,829)

Net unrealized appreciation

$22,367,402

The tax composition of dividends and distributions paid to shareholders for the six months ended

June 30, 2011, and year ended December 31, 2010:

Six Months Ended

Year Ended

June 30, 2011

December 31, 2010

Ordinary income

$696,654

$1,702,149

Note 6.  Line of Credit

FAM  Equity-Income  Fund  has  a  line  of  credit  up  to  33  1/3%  of  total  net  assets  or  a  maximum  of

$15,000,000.  Borrowings  under  the  agreement  bear  interest  at  the  prime  rate  as  announced  by  the lending  bank.  The  line  of  credit  is  available  until  December  1,  2011,  when  any  advances  are  to  be repaid. During the period ended June 30, 2011 no amounts were drawn from the available line.

Note 7.  Commitments and Contingencies

In the normal course of business, the Fund enters into contracts that contain a variety of representa-

tions and warranties which provide general indemnifications. The Fund’s maximum exposure under these  arrangements  is  unknown  as  this  would  involve  future  claims  that  might  be  made  against  the

Fund that have not yet occurred. However, based on experience of the Advisor, the Fund expects the risk of loss to be remote.

FAM Equity-Income Fund — Notes to Financial Statements  (Unaudited)

Note 8.  New Accounting Pronouncement

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value

Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting

Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the

Fund’s financial statements.

Note 9.  Subsequent Events

Management  has  evaluated  subsequent  events  through  the  date  the  financial  statements  were  avail-

able to be issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

FAM Equity-Income Fund — Notes to Financial Statements  (Unaudited)

Note 10.  Financial Highlights

F A M   E Q U I T Y- I N C O M E   F U N D   -   I N V E S T O R   C L A S S   S H A R E S

Six Months

Ended June 30,

Per share information

2011

Years Ended December 31,

(For a share outstanding throughout the period)

(Unaudited)

2010

2009

2008

2007

2006

Net asset value, beginning of period

$18.43

$16.02

$13.34

$19.09

$21.61

$21.52

Income/Loss from investment operations:

     Net investment income†

0.16

0.36

0.17

0.23

0.20

0.12

     Net realized and unrealized

gain (loss) on investments

0.98

2.41

2.68

(5.73)

(0.97)

1.30

     Total from investment operations

1.14

2.77

2.85

(5.50)

(0.77)

1.42

Less distributions:

     Dividends from net investment income

(0.15)

(0.36)

(0.17)

(0.23)

(0.20)

(0.16)

     Distributions from net realized gains

—

—

—

—*

(1.55)

(1.17)

     Return of capital

—

—

—

(0.02)

—

—

     Total distributions

(0.15)

(0.36)

(0.17)

(0.25)

(1.75)

(1.33)

Change in net asset value for the period

0.99

2.41

2.68

(5.75)

(2.52)

0.09

Net asset value, end of period

$19.42

$18.43

$16.02

$13.34

$19.09

$21.61

Total Return

6.19%

17.47%

21.43%

(29.04)%

(3.64)%

6.57%

Ratios/supplemental data

Net assets, end of period (000)

$90,714

$85,824

$76,096

$68,096

$112,472

$142,546

Ratios to average net assets of:

Before waivers:

     Expenses

1.39%

1.41%

1.47%

1.41%

1.32%

1.28%

     Net investment income

1.64%

2.10%

1.11%

1.33%

0.88%

0.55%

After waivers:

     Expenses

1.39%

1.40%

1.40%

1.40%

1.32%

1.28%

     Net investment income

1.64%

2.11%

1.18%

1.34%

0.88%

0.55%

Portfolio turnover rate

6.49%

13.38%

10.51%

17.58%

16.16%

19.01%

† Based on average shares outstanding.

   *Per share amount is less than $0.005.

FAM Equity-Income Fund — Notes to Financial Statements  (Unaudited)

Note 10.  Financial Highlights (continued)

F A M   E Q U I T Y- I N C O M E   F U N D   -   A D V I S O R   C L A S S   S H A R E S

Six Months

Ended June 30,

Per share information

2011

Years Ended December 31,

(For a share outstanding throughout the period)

(Unaudited)

2010

2009

2008

2007

2006

Net asset value, beginning of period

$18.27

$15.86

$13.18

$18.86

$21.39

$21.33

Income/Loss from investment operations:

Net investment income/(loss)†

0.06

0.19

0.03

0.06

(0.03)

(0.10)

Net realized and unrealized

gain (loss) on investments

0.99

2.41

2.68

(5.74)

(0.95)

1.33

Total from investment  operations

1.05

2.60

2.71

(5.68)

(0.98)

1.23

Less distributions:

Dividends from net investment income

(0.06)

(0.19)

(0.03)

—

—

—

Distributions from net realized gains

—

—

—

—

(1.55)

(1.17)

Total distributions

(0.06)

(0.19)

(0.03)

—

(1.55)

(1.17)

Change in net asset value for the period

0.99

2.41

2.68

(5.68)

(2.53)

0.06

Net asset value, end of period

$19.26

$18.27

$15.86

$13.18

$18.86

$21.39

Total Return

5.72%

16.50%

20.61%

(30.12)%

(4.58)%

5.73%

Ratios/supplemental data

Net assets, end of period (000)

$1,628

$1,625

$1,646

$1,759

$3,346

$3,921

Ratios to average net assets of:

Before waivers:

Expenses

2.39%

2.41%

2.47%

2.41%

2.32%

2.28%

Net investment income/(loss)

0.64%

1.10%

0.11%

0.33%

(0.12)%

(0.45)%

After waivers:

Expenses

2.39%

2.40%

2.40%

2.40%

2.32%

2.28%

Net investment income/(loss)

0.64%

1.11%

0.18%

0.34%

(0.12)%

(0.45)%

Portfolio turnover rate

6.49%

13.38%

10.51%

17.58%

16.16%

19.01%

    † Based on average shares outstanding.

FAM Funds — Supplemental Information  (Unaudited)

Statement Regarding Availability of Proxy Voting Policies and Procedures.  Please note that a description of  the  policies  and  procedures  the  Funds  use  to  determine  how  to  vote  proxies  relating  to  portfolio securities is available (i) without charge, upon request, by calling FAM Funds at 1-800-932-3271; (ii) and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Statement  Regarding  Availability  of  Proxy  Voting  Record.  Please  note  that  information  regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling FAM Funds at 1-800-932-3271;

or  on  the  FAM  Fund’s  Website  at  http://famfunds.com  (ii)  and  on  the  Securities  and  Exchange

Commission’s website at http://www.sec.gov.

Investment Advisor

Fenimore Asset

Management, Inc.

Cobleskill, NY

Custodian

U.S. Bank, N.A.

Cincinnati, OH

Trustees

Paul Keller, CPA

Fred “Chico” Lager

John J. McCormack, Jr.,

Independent Chairman

Kevin J. McCoy, CPA

C. Richard Pogue

Thomas O. Putnam

Barbara V. Weidlich

Legal Counsel

Dechert, LLP

Washington, DC

Shareholder Servicing Agent

FAM Shareholder Services, Inc.

Cobleskill, NY

Distributor

Fenimore Securities, Inc.

Cobleskill, NY

384 North Grand Street

PO Box 399

Cobleskill, New York

12043-0399

(800) 932-3271

www.famfunds.com

FACTS	WHAT DOES FAM FUNDS (FENIMORE ASSET MANAGEMENT TRUST) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

Social Security number and account balances

Transaction history and investment experience

Retirement assets and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons FAM Funds (Fenimore Asset Management Trust) chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Fenimore Asset Management, Inc. share?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes - to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes - information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes - information about your creditworthiness	No	We don't share
For affiliates to market to you	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call (800) 932-3271 or go to www. famfunds.com

Rev. 01/2011

Page 2
What We Do
How does FAM Funds (Fenimore Asset Management Trust) protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured ﬁles and buildings.
How does FAM Funds (Fenimore Asset Management Trust) collect my personal information?

We collect your personal information, for example, when you:

open an account

direct us to buy securities

direct us to sell your securities

make deposits or withdrawals from your
account

tell us about your investment or retirement portfolio

Why can't I limit all sharing?

Federal law gives you the right to limit only

sharing for affiliates' everyday business purposes - information about your creditworthiness affiliates from using your information to market to you

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. FAM Funds (Fenimore Asset Management Trust) does not share with our affiliates.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

FAM Funds (Fenimore Asset Management Trust) does not share with nonaffiliates so they can market to you.

Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. FAM Funds (Fenimore Asset Management) does not market jointly.

Not part of the Semi-Annual Report


                                                                   FAM FUNDS
                                MANAGED BY FENIMORE ASSET MANAGEMENT, INC.

                                                                  VALUE FUND
                                                         EQUITY-INCOME FUND
                                           Investor Share Class and Advisor Share Class
                                                        SEMI - ANNUAL REPORT
                                                                    June 30, 2010


THIS PAGE LEFT INTENTIONALLY BLANK


Table of Contents
Chairman's Commentary	1
FAM Value Fund
Letter to Shareholders	3
Portfolio Data	9
Expense Data	10
Statement of Investments	12
Statement of Assets and Liabilities	18
Statement of Operations	19
Statement of Changes in Net Assets	20
Notes to Financial Statements	21
FAM Equity-Income Fund
Letter to Shareholders	29
Portfolio Data	33
Expense Data	34
Statement of Investments	36
Statement of Assets and Liabilities	41
Statement of Operations	42
Statement of Changes in Net Assets	43
Notes to Financial Statements	44
Supplemental Information	52

FAM Funds has adopted a Code of Ethics that applies to its principal executive and principal financial officers. You may obtain a copy of this Code without charge, by calling FAM Funds at (800) 932-3271.

                                                                                                           <LOGO>

Chairman's Commentary
July 2010

Dear Fellow Shareholder:
Pessimism reclaimed the spotlight during the middle of the second quarter. Just when many felt that the economy and stock market were gaining momentum and turning the corner, the proverbial apple cart was upset. In May, fears generated from sovereign debt crises in Europe and the related impact on global economic growth caused feelings of anxiety and scared many investors out of the stock market. As a result, the S&P 500 Index declined -11.4% in the second quarter and was down -6.7% year-to-date.

Many are extending this negative worldview to their investment outlook. We understand that it is difficult to escape the immense negativity felt from slow growth in most global economies, the chance of a double-dip U.S. recession, federal and state budget deficit spending, and the BP oil spill. Many people tend to focus on the negatives and are often led astray from the positive developments until they are literally right in front of their faces as news headlines.

Ultimately, it is the profitability of businesses that drives the stock market higher. What may come as a surprise then, despite the litany of gloom and doom, is that corporate America is strong and continues to gain strength as evidenced by earnings growth. At the time of this writing, second quarter corporate earnings have not been released, but we observed good results for those off-calendar quarter companies that did report.

In their most recent quarterly releases Federal Express and 3M - which are not owned in the Funds but are global bellwether companies - projected strong results for the near future. Federal Express reported a solid quarter and is projecting in excess of 20% earnings growth for their fiscal year ending May 2011. 3M told investors that their revenue for the second quarter will exceed expectations. FAM Funds' holdings Bed Bath & Beyond, CarMax, and Donaldson, among others, each reported strong results with growing sales, cash flows, and improving balance sheets.

While some feel the stock market may never rise, interestingly, today's valuations are at levels that could yield reasonable future returns (currently the S&P 500 Index P/E ratio is 15 times). Still, some investors ignore valuation levels and want nothing to do with equities because they are paralyzed by fear and focused on variables they cannot control - the unknown outcomes of world issues. We are concentrating on the variables we can control - outstanding businesses

                                                              1

                                                                                                           <LOGO>

Chairman's Commentary

and the appropriate valuation levels to invest in stocks for future growth. We continue to do this despite these short-term occurrences because they will likely have very little influence on the long-term viability of the underlying businesses.

Again, we call your attention to the financial staying power of the companies we invest in on your behalf. Should the economy relapse into a state of malaise, their financial strength will help them endure as we observed in the 2008-2009 decline. We are looking deeper than short-term stock prices. We are examining the fundamentals of the business - its competitive advantages, unique product/service offering, cash generation, management's track record, and future growth prospects. We hope this helps quell any anxiety you might have and keep you focused on the reason you invest in the U.S. stock market - long-term growth.

In these challenging times we appreciate your confidence in us more than ever. We always welcome your calls at 800-932-3271.

Sincerely,

<Signature Image>

Thomas O. Putnam
Chairman
Fenimore Asset Management, Inc.

Research Team
Andrew F. Boord
Eric C. Elbell, CFA
John D. Fox, CFA
Kevin Gioia
Paul C. Hogan, CFA
Marc Roberts

                                                              2

                                                                                                           <LOGO>

FAM Value Fund

Dear Fellow Value Fund Shareholder:

Through June 30, 2010, the net asset value of the Investor Class of the FAM Value Fund was $39.16. This represents a decrease of -0.4% from the beginning of the year. For comparison, the S&P 500 Index decreased -6.7% and the Russell 2000 Index declined -2.0%.

2010 Review Year-to-Date
The stock market started the year by continuing 2009's strong rally. At the end of April the S&P 500 Index was up more than 6% for the year. Unfortunately, April proved to be the peak of the first six months. Government debt problems in Europe and renewed fears of a global economic slowdown shifted stock prices into reverse. Since the peak in April, stock prices have declined by more than 15% putting them back in Bear Market territory. The main question being asked today is, "Will the U.S. economy experience a double-dip recession?" No one knows the answer to this and it is out of our control; consequently, we focus on investing in financially superior companies that can still make money in the stock market even if the economy is stagnating.

Portfolio Activity
Given the increase in stock prices earlier in the year, we were net sellers of stocks in the first six months of 2010. We sold partial positions in stocks that we viewed as fairly valued. This list includes Berkshire Hathaway, General Electric, M&T Bank and Martin Marietta Materials. We also sold our entire position in Cognex and International Speedway Corporation.

We did purchase two new ideas - Digital River and Bank of the Ozarks. Digital River is a technology company that provides retailers with a way to sell their software over the Internet. We purchased shares of the company at a little more than two times the cash on the balance sheet. The company has more than $400 million in cash, minimal debt, and is growing its core sales at a double-digit rate.

Our other purchase was Bank of the Ozarks. This Arkansas bank serves a number of fast growing markets in the Southeast. The CEO, George Gleason, has been leading the company for more than 20 years and has an excellent record. The bank has a very strong capital position, above average profitability, and good credit results.

                                                              3

                                                                                                           <LOGO>

FAM Value Fund

Performance Detail
Despite the fact that most markets are down year-to-date, one half of our stocks appreciated in the first half of the year. In general, our financial companies performed well with two of our property and casualty insurance companies posting gains, four of our five banks showing a positive return year-to-date, and a 30% gain in our life insurance investment.

Best Performers
The Fund's best performer on a dollar-weighted basis was Berkshire Hathaway (+ 21%) with a gain of more than $6 million. Berkshire is well known as the investment vehicle of world renowned investor Warren Buffett. The company's operations have performed well and at March 31, 2010, the company had an all-time record book value of $89,000 per share. In addition to good fundamental performance, the stock was added to the S&P 500 Index which created temporary demand for the stock. We took advantage of this demand and the subsequent increase in price to sell a small portion of our shares.

The second best performer in dollar terms was Protective Life (+31%) for a gain of more than $3.3 million. Protective's leadership has done a terrific job of managing through the financial crisis and improving the company's financial strength. Over the last 18 months, management has increased the company's capital base by $1 billion putting the company in a strong financial position. The stock entered the year at a significant discount to our estimate of intrinsic value. As its value has begun to be recognized, the stock has performed well.

The third best performer in dollar terms was Ross Stores (+25%) for a gain of $3 million. Ross has been an amazing story over the last three years despite the recession and financial crisis. Since the summer of 2007, the stock has appreciated more than 70% compared to a 30% decline in the stock market. The Ross Stores retailing formula of designer clothing at a discount price has been a big hit with consumers.

Worst Performers
The Fund's worst performer on a dollar-weighted basis was money management firm Franklin Resources (-18%) generating a loss of $3 million. Franklin is a global asset management firm and was impacted by the worldwide decline in stocks. The company is very strong with $4 billion of cash and significant profits. Given the company's exposure to the stock market we would expect this stock to do well in Bull Markets and poorly in Bear Markets. This is exactly what has happened year-to-date.

                                                              4

                                                                                                           <LOGO>

FAM Value Fund

The second worst performer in dollar terms was Amsurg (-19%) also with a loss of $3 million. Amsurg owns and operates ambulatory surgery centers (hence the name) which perform specialized surgeries. While earnings are expected to decline a slight -4%, we can see no fundamental reason for a -19% decline in the stock price year-to-date. With the stock trading at less than ten times trailing earnings and solid cash flow generation, we are holding onto the stock.

The third worst performer in dollar terms was Federated Investors (-23%) with a loss of almost $2.8 million. Federated is an asset management firm with an excellent franchise in money market funds. The current low interest rate environment is temporarily hurting the money fund business and pressuring Federated's earnings. Over time, higher interest rates should improve the attractiveness of money funds and result in higher profitability for Federated.

Our Investment Strategy

The value of any business is determined by the cash that the business generates and what management does with the cash. Since these are the two main sources of value, we focus our research on these areas and look for companies that have the following characteristics:

High profit margins, significant free cash flow, high returns on invested capital, low levels of debt or other types of leverage, and management with a track record of using capital wisely. We like to purchase this type of company at a low price compared to the company's value.

We invest this way because it provides three important advantages:

1) The risk of permanent loss of capital is greatly reduced. There are two ways to lose all of your money in an investment. The first is to pay too high a price. For example, in the technology bubble of 2000 people were willing to pay any multiple of earnings to be part of the "new economy." One of the favorites of the day was JDS Uniphase with a stock price of more than $1,000 a share. Today the company is profitable, but the stock trades for $9 share. This is a loss of 99% and a permanent loss of capital for those investors.

The second way to have a total loss of capital is to invest in a company with too much leverage or poor asset quality. The recent financial crisis provides numerous examples

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FAM Value Fund

of this type of business including AIG, Bear Stearns, Lehman Brothers, and Washington Mutual.

Our approach will avoid these two pitfalls as we invest in strong companies and pay attention to the price that we pay.

2) Financially strong companies can do better than average in poor economic periods. We like companies with low levels of leverage and significant cash generation because they can do well in any economic environment. As demonstrated in the recent downturn which was one of the worst economic environments of the last fifty years, this type of company performed relatively well. During calendar year 2009, all the companies that we own positions in today reported positive earnings per share - every business made a profit and some of our holdings did significantly better than just making a profit. We expect this to be the case in 2010 as well.

Here are two examples of companies that were able to take advantage of the economic turmoil to grow their businesses:

- Bed Bath & Beyond used its financial strength to take advantage of the demise of its most aggressive competitor. Bed Bath & Beyond has continued to open new stores and has a record $1.8 billion in cash on the balance sheet.

- Brookfield Asset Management took advantage of low prices for assets around the world and expanded their holdings in strategically important railroads, ports, and real estate. These assets will add to the long-term intrinsic value of Brookfield's shares.

3) Companies that generate free cash flow can increase shareholder value in slow economic environments. Due to the effects of the financial crisis and the large amount of world debt, the consensus view is that economic growth will be below average for the foreseeable future. If this is the case, companies that generate cash flow may still be able to create returns for their shareholders through the wise use of that cash. A company can use its cash to expand the business, reduce debt, pay dividends, or repurchase company stock. All of these actions can increase the intrinsic value per share of stock.

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FAM Value Fund

For example, consider one of the Fund's longtime holdings John Wiley & Sons. We first purchased John Wiley in the summer of 2002 at a price of $24 per share. Wiley is not a fast growing company. Management usually tells investors to expect sales to grow in the mid-single digits per year. However, the company generates large amounts of cash which has been used to make two significant acquisitions, repurchase stock, and increase the dividend annually. As a result of these actions during an eight year period where real GDP grew at 1.7% per year and the S&P 500 Index returned 2.5% per year, we have earned a 7.3% annual return on our original purchase of John Wiley.

Since economic forecasts are often wrong, no one can be sure what the next six months will bring; nor can they accurately predict the next six years which is more our perspective as we look at longer term horizons. That is why we use our own independent, time-tested and reliable research process to find financially strong, quality businesses that can endure economic cycles and potentially thrive over the long term. History shows that stocks purchased at reasonable valuations have performed well over time and can provide a positive return after inflation - so we will stay the course and strive to protect and grow your assets despite what may occur in the short term.

Long-Term Returns

Average Annual Total Returns as of June 30, 2010
					Life of Fund
	1-Year	3-Year	5-Year	10-Year	(1/2/87)
FAM Value Fund
(Investor Shares)	18.20%	-7.11%	-0.58%	6.40%	9.73%
(Advisor Shares)*	17.77%	-8.20%	-1.58%	N/A	*
S&P 500 Index	14.34%	-9.84%	-0.81%	-1.61%	8.81%
Russell 2000 Index	21.48%	-8.60%	0.37%	3.00%	8.26%
__________
*FAM Value Fund Advisor Shares were launched on July 1, 2003. The return since inception is 2.93%

The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. This information represents past performance of the FAM Value Fund and is not indicative of future results.

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FAM Value Fund

Thank you for investing with us in the FAM Value Fund.

Sincerely,

<Signature>                                                      <Signature>

John D. Fox, CFA                                            Thomas O. Putnam
Co-Manager                                                     Co-Manager

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FAM Value Fund - Portfolio Data (Unaudited)

As of June 30, 2010

COMPOSITION OF TOTAL INVESTMENTS
Property & Casualty Insurance	13.5%
Machinery & Equipment	8.7%
Health Care Services	8.0%
Money Market Fund	7.9%
Transportation	6.6%
Insurance Agency	5.5%
Banking	4.8%
Retail Stores	4.3%
Restaurants	4.0%
Publishing	4.0%
Investment Management	3.4%
Oil and Gas Exploration	3.3%
Media	3.2%
Diversified Healthcare	2.8%
Diversified Manufacturing	2.8%
Electronic Equipment	2.5%
Real Estate Development	2.5%
Life Insurance	2.3%
Health Care Equipment/Devices	2.1%
Other	7.8%

Statement Regarding Availability of Quarterly Portfolio Schedule. Please note that (i) the Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q; (ii) the Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; (iii) the Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and (iv) the Fund makes the information on Form N-Q available to shareholders upon request, by calling FAM Funds at 1-800-932-3271.

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FAM Value Fund - Expense Data (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees on the Advisor Class Shares; and (2) ongoing costs, including management fees; distribution (and/or service) (12b-1 fees on the Advisor Class Shares only) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 at the beginning of the period and held for the entire period (1/1/2010 to 6/30/2010).

Actual Expenses
Lines (A) and (B) of the following table provide information about actual account values and actual expenses for Investor Class Shares and Advisor Class Shares, respectively. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line for your share class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
Lines (C) and (D) of the following table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return for the Investor Class Shares and Advisor Class Shares, respectively. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder report of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemptions fees. Therefore, lines (C) and (D) of the table are useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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FAM Value Fund - Expense Data (Unaudited)

SIX MONTHS ENDED JUNE 30, 2010
		Beginning Account Value 1/1/2010	Ending Account Value 6/30/2010	Expenses Paid During Period

	Ongoing Costs Based on Actual Fund Return
A.	Investor Share Class	$1,000.00	$995.90	$ 6.04*
B.	Advisor Share Class	$1,000.00	$990.50	$10.96**

	Ongoing Costs Based on Hypothetical 5% Yearly Return
C.	Investor Share Class	$1,000.00	$1,018.95	$ 6.11*
D.	Advisor Share Class	$1,000.00	$1,013.99	$11.09**

*Expenses are equal to the Fund's Investor Class Shares annualized expense ratio of (1.22%), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).

**Expenses are equal to the Fund's Advisor Class Shares annualized expense ratio of (2.22%), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).

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FAM Value Fund - Statement of Investments
June 30, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (92.1%)
Automotive (1.8%)
CarMax, Inc.* - specialty retailer of used cars and light-trucks in the United States	600,000	$ 11,940,000

Banking (4.8%)
Bank of the Ozarks, Inc. - holding company that provides a range of retail and commercial banking services in the Southeast	126,500	4,486,955

M&T Bank Corporation - bank holding company that provides commercial and retail banking services to individuals, businesses, corporations and institutions in the Northeast and Mid-Atlantic	75,000	6,371,250

SCBT Financial Corporation . provides banking services to individual and corporate customers in the Carolinas	45,100	1,588,422

TCF Financial Corporation - holding company that offers various banking services throughout the United States	776,000	12,889,360

Westamerica Bancorporation - provides banking services to individual and corporate customers in northern and central California	113,100	5,940,012
		31,275,999

Commercial Services (1.2%)
McGrath RentCorp .modular building and electronic test equipment rentals, subsidiary classroom manufacturing	347,000	7,904,660

Computer Software & Services (0.3%)
Micros Systems Inc.* . provides software and hardware technology solutions for the hospitality industry	65,000	2,071,550

See Notes to Financial Statements.

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FAM Value Fund - Statement of Investments continued
June 30, 2010 (Unaudited)

	SHARES	VALUE
Construction Materials (0.9%)
Martin Marietta Materials - produces aggregates for the construction industry	65,443	$ 5,550,221

Diversified Healthcare (2.8%)
Johnson & Johnson - manufactures and sells various products in the health care field	305,000	18,013,300

Diversified Manufacturing (2.8%)
General Electric Company - diversified industrial manufacturer	206,875	2,983,137

Illinois Tool Works, Inc. - manufactures engineered products such as plastic and metal components and fasteners and specialty systems which consist of machinery and consumable products	359,950	14,858,736
		17,841,873

Electronic Commerce Distribution (0.9%)
Digital River, Inc.* - provides outsourced e-commerce solutions worldwide	250,000	5,977,500

Electronic Equipment (2.5%)
Zebra Technologies Corp. - Class A* - designs, manufactures and supports bar code label printers	648,502	16,452,496

Health Care Distribution (1.3%)
Patterson Companies, Inc. - operates as a distributor serving dental, companion-pet veterinarian, and rehabilitation supply markets in the United States and Canada	300,000	8,559,000

Health Care Equipment/Devices (2.1%)
Stryker Corp. - operates a medical technology company offering Orthopedic Implants and MedSurg Equipment	266,000	13,315,960

See Notes to Financial Statements.

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FAM Value Fund - Statement of Investments continued
June 30, 2010 (Unaudited)

	SHARES	VALUE
Health Care Services (8.0%)
Amsurg Corp.* - develops, acquires and operates practice-based ambulatory surgery centers in partnership with physician practice groups in the U.S.	721,150	$ 12,850,893
Laboratory Corp. of America Holdings* . operates as an independent clinical laboratory company in the United States	117,000	8,815,950
Mednax, Inc.* - health care services company focused on physician services for newborn, maternal-fetal and other pediatric subspecialty care	545,700	30,346,377
		52,013,220

Home Furnishings (0.6%)
Mohawk Industries, Inc.* - produces floor covering products for residential and commercial applications	88,100	4,031,456

Insurance Agency (5.5%)
Brown & Brown, Inc. - one of the largest independent general insurance agencies in the U.S.	1,879,696	35,977,381

Investment Management (3.4%)
Federated Investors, Inc. - Class B - provides investment management products and services primarily to mutual funds	407,500	8,439,325
Franklin Resources, Inc. - provides investment management and fund administration services as well as retail-banking and consumer lending services	160,000	13,790,400
		22,229,725

Life Insurance (2.3%)
Protective Life Corporation - individual and group life/health insurance and guaranteed investment contracts	691,400	14,789,046

See Notes to Financial Statements.

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FAM Value Fund - Statement of Investments continued
June 30, 2010 (Unaudited)

	SHARES	VALUE
Machinery & Equipment (8.7%)
Donaldson Company, Inc. - designs, manufactures and sells filtration systems and replacement parts	371,200	$ 15,831,680
Graco, Inc. - supplies systems and equipment for the management of fluids in industrial, commercial and vehicle lubrication applications	261,550	7,373,094
IDEX Corporation - manufactures proprietary, highly engineered industrial products and pumps	771,750	22,048,898
Kaydon Corporation - custom-engineers products including bearings, filters, and piston rings	341,100	11,208,546
		56,462,218

Media (3.2%)
Meredith Corporation - magazine publishing and tv broadcasting	665,450	20,715,459

Mining and Construction Machinery (0.8%)
Joy Global, Inc. . manufactures and markets underground mining machinery and surface mining equip- ment for the extraction of coal and other minerals and ores	100,000	5,009,000

Oil and Gas Exploration (3.3%)
EOG Resources, Inc. . engages in the exploration, development, production and marketing of natural gas and crude oil	216,000	21,247,920

See Notes to Financial Statements.

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FAM Value Fund - Statement of Investments continued
June 30, 2010 (Unaudited)

	SHARES	VALUE
Property and Casualty Insurance (13.5%)
Berkshire Hathaway, Inc. - Class A* - holding company for various insurance and industrial companies	266	$ 31,920,000
Markel Corporation* - sells specialty insurance products	64,850	22,049,000
White Mountains Insurance Group, Ltd. - personal property and casualty, and reinsurance	102,693	33,293,071
		87,262,071

Publishing (4.0%)
John Wiley & Sons, Inc. - Class A - publisher of print and electronic products, specializing in scientific, technical professional and medical books and journals	661,700	25,587,939

Real Estate Development (2.5%)
Brookfield Asset Management, Inc. - Class A . asset management holding company that invests in property, power and infrastructure	725,000	16,399,500

Restaurants (4.0%)
YUM! Brands, Inc. - quick service restaurants including KFC, Pizza Hut and Taco Bell	660,600	25,789,824

Retail Stores (4.3%)
Bed Bath & Beyond, Inc.* - national chain of retail stores selling domestic merchandise such as bed linens, bath items, kitchen textiles and home furnishings	345,600	12,814,848
Ross Stores, Inc. - chain of off-price retail apparel and home accessories stores	286,422	15,263,428
		28,078,276

See Notes to Financial Statements.
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FAM Value Fund - Statement of Investments continued
June 30, 2010 (Unaudited)

	SHARES	VALUE
Transportation (6.6%)
Forward Air Corporation - provides surface transportation and related logistics services to the deferred air freight market in North America	589,233	$ 16,056,599
Heartland Express, Inc. - short-to medium-haul truckload carrier of general commodities	1,333,333	19,359,995
Knight Transportation, Inc. - transportation of general commodities in the U.S.	366,900	7,426,056
		42,842,650

Total Common Stocks (Cost $419,881,352)	$597,338,244
TEMPORARY INVESTMENTS (7.9%)
Money Market Fund (7.9%)
AIM Short Term Treasury Fund (0.04%)**	50,905,881	50,905,881
Total Temporary Investments (Cost $50,905,881)	$ 50,905,881
Total Investments (Cost $470,787,233) (100%)	$648,244,125

*Non-income producing securities.
**The rate shown represents the effective yield at 6/30/10.

See Notes to Financial Statements.

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FAM Value Fund
June 30, 2010 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
Assets
Investments in securities at value (Cost $470,787,233)	$648,244,125
Cash	14,630
Dividends and interest receivable	297,244
Total Assets	648,555,999
Liabilities
Accrued investment advisory fee	553,477
Accrued shareholder servicing and administrative fees	84,650
Accrued expenses	118,549
Accrued distribution and service fees	1,173
Total Liabilities	757,849
Net Assets
Sources of Net Assets:
Net capital paid in on shares of beneficial interest	468,158,099
Undistributed net investment income	224,895
Accumulated net realized gains	1,958,264
Net unrealized appreciation	177,456,892
Net Assets	$647,798,150
Net Asset Value Per Share (unlimited shares of beneficial interest authorized at $.001 par value) Investor Class Shares - based on net assets of $643,662,110 and 16,438,153 shares outstanding	$39.16
Advisor Class Shares - based on net assets of $4,136,040 and 110,428 shares outstanding	$37.45

See Notes to Financial Statements.

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FAM Value Fund
Six Months Ended June 30, 2010 (Unaudited)

STATEMENT OF OPERATIONS
INVESTMENT INCOME
Income
Dividends	$ 4,372,203
Interest	8,552
Total Investment Income	4,380,755

Expenses
Investment advisory fee (Note 2)	3,384,776
Administrative fee (Note 2)	287,706
Shareholder servicing and related expenses (Note 2)	226,832
Printing and mailing	44,703
Professional fees	52,550
Registration fees	25,894
Custodial fees	42,420
Trustees fees	22,212
Officers fees (Note 2)	22,305
Distribution and Service Fees - Advisor Class Shares (Note 2)	21,950
Other	39,644
Total Expenses	4,170,992
Net Investment Income	$ 209,763

REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS
Net realized gain on investments	2,253,821
Net change in unrealized appreciation/depreciation of investments	(4,687,956)
Net Realized and Unrealized Loss on Investments	(2,434,135)
NET DECREASE IN NET ASSETS FROM OPERATIONS	$(2,224,372)

See Notes to Financial Statements.

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FAM Value Fund
Six Months Ended June 30, 2010 (Unaudited) and Year Ended December 31, 2009

STATEMENT OF CHANGES IN NET ASSETS
	Six Months Ended June 30, 2010	Year Ended December 31, 2009
CHANGE IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 209,763	$ 796,982
Net realized gain on investments	2,253,821	221,454
Unrealized appreciation/(depreciation) of investments	(4,687,956)	117,946,988
Net Increase/Decrease in Net Assets From Operations	(2,224,372)	118,965,424

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	-	(811,542)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (NOTE 3)	(13,967,910)	(50,961,212)
Total Increase/Decrease in Net Assets	(16,192,282)	67,192,670

NET ASSETS:
Beginning of Period	663,990,432	596,797,762
End of Period	$647,798,150	$663,990,432

See Notes to Financial Statements.

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FAM Value Fund - Notes to Financial Statements (Unaudited)

Note 1. Nature of Business and Summary of Significant Accounting Policies
FAM Value Fund (the "Fund") is a series of Fenimore Asset Management Trust, a diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund offers two classes of shares (Investor Class and Advisor Class since January 2, 1987 and July 1, 2003, respectively). Each class of shares has equal rights as to earnings and assets except the Advisor Class bears its own distribution and service fee expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. The investment objective of the Fund is to maximize long-term total return on capital. The following is a summary of significant accounting policies, which are in accordance with accounting principles generally accepted in the United States of America ("GAAP"), followed by the Fund in the preparation of its financial statements.

a) Valuation of Securities
Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sale price or the NASDAQ official closing price. Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Short-term securities are carried at amortized cost, which approximates value. Securities for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees. Investments in AIM Short Term Treasury Fund are valued at that fund's net asset value.

GAAP establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2010:

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FAM Value Fund - Notes to Financial Statements (Unaudited)

                    Valuation Inputs                                                   Investments in Securities
                Level 1 - Quoted prices        Common Stocks               $597,338,244
                                                             Temporary Investments     $ 50,905,881
                Level 2 - Other significant observable inputs                   $  -
                Level 3 - Significant unobservable inputs                        $ -
                Total                                                                              $648,244,125

During the period ended June 30, 2010 there were no Level 2 or 3 inputs used to value the Fund's net assets. Refer to the Statement of Investments to view securities segregated by industry type.

b) Federal Income Taxes
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income or excise tax is required.

GAAP requires uncertain tax positions to be recognized, measured, presented and disclosed in the financial statements. For the period ended June 30, 2010 management has evaluated the tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax expense in the current year. Based on the evaluation, management has determined that no liability for unrecognized tax expense is required. Tax years 2006 through present remain subject to examination by U.S. and New York taxing authorities. No examination of the Fund's tax filings is presently in progress.

c) Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

d) Other
Securities transactions are recorded on trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. The Fund records distributions received in excess of income from

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FAM Value Fund - Notes to Financial Statements (Unaudited)

underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as an increase to unrealized appreciation/(depreciation) and realized gain/(loss) on investments as necessary once the issuers provide information about the actual composition of the distributions. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations and may differ from those determined for financial statement purposes. To the extent these differences are permanent such amounts are reclassified within the capital accounts.

Note 2. Investment Advisory Fees and Other Transactions with Affiliates
Under the Investment Advisory Contract, the Fund pays an investment advisory fee to Fenimore Asset Management, Inc. (the "Advisor") equal, on an annual basis, to 1% of the Fund's average daily net assets. The Advisor has entered into a voluntary agreement with the Fund to reduce the investment advisory fee for the Fund through December 31, 2010 to 0.95% of the Fund's average daily net assets in excess of $1 billion. No such waiver was required for the period ended June 30, 2010. Thomas Putnam is an officer and trustee of the Fund and also an officer and director of the Advisor. The CCO is an officer of the Fund and also an officer of the Advisor. During the period ended June 30, 2010, he was compensated by the Fund in the amount of $22,305 and compensated additionally by the Advisor.

The Investment Advisory Contract requires the Advisor to reimburse the Investor Class for its expenses to the extent that such expenses, including the advisory fee, for the fiscal year exceed 2.00% of the average daily net assets. For the year ended December 31, 2010 the Advisor contractually agreed to reimburse the Fund for its expenses to the extent such expenses exceed 1.28% and 2.28% of the average daily net assets of the Investor Class and Advisor Class, respectively. No such reimbursement was required for the period ended June 30, 2010.

FAM Shareholder Services, Inc. ("FSS"), a company under common control with the Advisor, serves as shareholder servicing agent and receives a monthly fee of $2.33 per shareholder account. For the period ended June 30, 2010, shareholder servicing agent fees paid to FSS amounted to $226,832. Additionally, FSS serves as the Fund administrative agent and receives an annual fee of 0.085% on the first $750,000,000 of the Fund's average daily net assets, and 0.075% thereafter. For the period ended June 30, 2010, Fund administrative fees amounted to $287,706.

Fenimore Securities, Inc. ("FSI"), a company also under common control with the Advisor, acts as distributor of the Fund's shares. On July 1, 2003, the Fund adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for the Advisor Class of shares. Under the

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FAM Value Fund - Notes to Financial Statements (Unaudited)

plan the Fund pays FSI a total of 1.00% per annum of the Advisor Class shares' average daily net assets.

Note 3. Shares of Beneficial Interest
At June 30, 2010 an unlimited number of $.001 par value shares of beneficial interest were authorized. The Advisor Class of shares that are redeemed within the first eighteen months of purchase are subject to a 1.00% redemption fee. For the period ended June 30, 2010, redemption fees amounted to $0. Transactions were as follows:

	SIX MONTHS ENDED 6/30/10		YEAR ENDED 12/31/09
	Shares	Amount	Shares	Amount
Shares sold
Investor Class	557,711	$22,863,661	2,694,601	$ 83,571,955
Advisor Class	890	35,031	2,338	68,374
Shares issued on
reinvestment of distributions
Investor Class	-	-	19,796	787,875
Advisor Class	-	-	-	-
Shares redeemed
Investor Class	(895,875)	(36,631,675)	(4,327,661)	(134,600,528)
Advisor Class	(6,013)	(234,927)	(25,370)	(788,888)
Net Decrease from Investor Class
Share Transactions	(338,164)	$(13,768,014)	(1,613,264)	$(50,240,698)
Net Decrease from Advisor Class
Share Transactions	(5,123)	$ (199,896)	(23,032)	$ (720,514)

Note 4. Investment Transactions
During the period ended June 30, 2010, purchases and sales of investment securities, other than short-term obligations were $10,248,765 and $21,211,456, respectively. The cost of securities for federal income tax purposes is substantially the same as shown in the statement of investments.

The aggregate gross unrealized appreciation and depreciation of portfolio securities, based on cost for federal income tax purposes, was as follows:

Unrealized appreciation           $202,417,402
Unrealized depreciation             (24,960,510)
Net unrealized appreciation     $177,456,892

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FAM Value Fund - Notes to Financial Statements (Unaudited)

Note 5. Income Taxes and Distributions to Shareholders
The components of accumulated income/losses on a tax basis at December 31, 2009 were as follows:

Undistributed ordinary income	$ 15,132
Capital loss carry forward	$(295,557)

As of December 31, 2009 the Fund had $295,557 in net capital loss carry forwards which are available to offset future realized gains, if any. To the extent the carry forward is used to offset future gains, the amount offset will not be distributed to shareholders. The net capital loss carry forwards expire in 2016.

The tax composition of dividends and distributions paid to shareholders for the six months ended

June 30, 2010, and year ended December 31, 2009:

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
Ordinary income	$ -	$ 811,542

Note 6. Line of Credit
FAM Value Fund has a line of credit up to 33 1/3% of total net assets or a maximum of $200,000,000. Borrowings under the agreement bear interest at the prime rate as announced by the lending bank. The line of credit is available until December 1, 2010, when any advances are to be repaid. During the period ended June 30, 2010 no amounts were drawn from the available line.

Note 7. Commitments and Contingencies
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that might be made against the Fund that have not yet occurred. However, based on the experience of the Advisor, the Fund expects the risk of loss to be remote.

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FAM Value Fund - Notes to Financial Statements (Unaudited)

Note 8. New Accounting Pronouncement
In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2009, significant transfers into and out of levels 1 and 2 in the fair value hierarchy and the reasons for such transfers are required to be disclosed. Since the Fund did not have any assets valued based on level 2 or level 3 inputs during the period ended June 30, 2010, this provision had no impact on the financial statements of the Fund. Further, effective for fiscal years beginning after December 15, 2010, information about purchases, sales, issuances and settlements of level 3 assets and liabilities will be required to be disclosed on a gross basis rather than as a net number, as currently required under GAAP. Management is currently evaluating what impact, if any, this provision of ASU 2010-06 will have on the financial statements of the Fund.

Note 9. Subsequent Events
Management has evaluated subsequent events through the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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FAM Value Fund - Notes to Financial Statements (Unaudited)

Note 10. Financial Highlights
Years Ended December 31,

FAM VALUE FUND - INVESTOR CLASS SHARES
Per share information	Six Months Ended June 30 (Unaudited)	Years Ended December 31,
(For a share outstanding throughout the period)	2010	2009	2008	2007	2006	2005
Net asset value, beginning of period	$39.32	$32.22	$45.42	$49.65	$48.00	$46.65
Income/Loss from investment operations:
Net investment incomet	0.01	0.05	0.18	0.25	0.24	0.39
Net realized and unrealized gain/(loss) on investments	(0.17)	7.10	(13.21)	(0.66)	3.96	2.20
Total from investment operations	(0.16)	7.15	(13.03)	(0.41)	4.20	2.59
Less distributions:
Dividends from net investment income	-	(0.05)	(0.17)	(0.25)	(0.31)	(0.37)
Distributions from net realized gains	-	-	-*	(3.57)	(2.24)	(0.87)
Return of capital	-	-	-*	-	-	-
Total distributions	-	(0.05)	(0.17)	(3.82)	(2.55)	(1.24)
Change in net asset value for the period	(0.16)	7.10	(13.20)	(4.23)	1.65	1.35
Net asset value, end of period	$39.16	$39.32	$32.22	$45.42	$49.65	$48.00
Total Return	(0.41)%**	22.18%	(28.68)%	(0.79)%	8.73%	5.56%

Ratios/supplemental data
Net assets, end of period (000)	$643,662	$659,621	$592,504	$871,090	$1,042,174	$1,089,369

Ratios to average net assets of:
Expenses	1.22%tt	1.26%	1.24%	1.19%	1.18%	1.18%
Net investment income	0.07%tt	0.14%	0.44%	0.45%	0.49%	0.82%
Portfolio turnover rate	1.64%	7.55%	12.60%	8.74%	17.53%	14.25%

tBased on average shares outstanding.
*Per share amount is less than $0.005.
**Not Annualized
ttAnnualized

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FAM Value Fund - Notes to Financial Statements (Unaudited)
Note 10. Financial Highlights (continued)

FAM VALUE FUND - ADVISOR CLASS SHARES
Per share information	Six Months Ended June 30 (Unaudited)	Years Ended December 31,
(For a share outstanding throughout the period)	2010	2009	2008	2007	2006	2005
Net asset value, beginning of period	$37.81	$30.99	$44.39	$48.91	$47.37	$46.11
Income/Loss from investment operations:
Net investment losst	(0.18)	(0.28)	(0.22)	(0.28)	(0.25)	(0.09)
Net realized and unrealized gain (loss) on investments	(0.18)	7.10	(13.18)	(0.67)	4.03	2.22
Total from investment operations	(0.36)	6.82	(13.40)	(0.95)	3.78	2.13
Less distributions:
Dividends from net investment income	-	-	-	-	-	-
Distributions from net realized gains	-	-	-	(3.57)	(2.24)	(0.87)
Total distributions	-	-	-	(3.57)	(2.24)	(0.87)
Change in net asset value for the period	(0.36)	6.82	(13.40)	(4.52)	1.54	1.26
Net asset value, end of period	$37.45	$37.81	$30.99	$44.39	$48.91	$47.37
Total Return	(0.95)%**	22.01%	(30.19)%	(1.91)%	7.96%	4.62%

Ratios/supplemental data
Net assets, end of period (000)	$4,136	$4,369	$4,294	$7,591	$8,494	$7,992

Ratios to average net assets of:
Expenses	2.22%tt	2.26%	2.24%	2.19%	2.18%	2.18%
Net investment loss	(0.92)%tt	(0.86)%	(0.56)%	(0.55)%	(0.51)%	(0.19)%
Portfolio turnover rate	1.64%	7.55%	12.60%	8.74%	17.53%	14.25%

tBased on average shares outstanding.
**Not Annualized
ttAnnualized

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FAM Equity-Income Fund

Dear Fellow Equity-Income Fund Shareholder:

For the first six months of the year the Investor Class of the Fund lost a fraction of a percent, declining -0.17%. This compares favorably to the Russell 2000 Index which declined -2.0% and the S&P 500 Index which fell -6.7% over the same time period. We attribute our performance to the continuing rebound of our financial companies as well as consumer and technology investments.

The market made a strong comeback from the lows of 2009 and continued that run until April of this year. At that point investors began worrying about European debt and a softening in the U.S. economic recovery. These fears prompted a sell-off in the stock market and a flight to safety. Today there continues to be much talk of the U.S. having a double-dip recession.

From our perspective it is more important to focus on what we know, rather than what we don't know. Yes, we do see a slowing in the economy, but it is uncertain whether this is merely a pause in economic growth or the beginning of the economy rolling over into recession. It's important to understand that everyone has an opinion on the future, but nobody knows how the future will unfold - not even the pundits we see on TV day-after-day.

What we do know is that investors are better served being optimistic rather than pessimistic, perhaps even opportunistic. The optimistic investor is always looking for opportunities while the pessimistic investor misses out on the up markets as they seek shelter and put cash under the mattress. This recent market correction has provided us with the opportunity to buy some stocks that have attractive dividend yields.

Portfolio Actions

Over the first half of the year we took advantage of a number of opportunities to increase the dividend yield of the Fund. We purchased Arthur J. Gallagher (AJG) which had a dividend yield of 5.3% as of the end of the quarter, and NBT Bancorp (NBTB) which yielded 3.9%. We also added to our holdings in OneBeacon (OB) which has a dividend yield of 5.9%, U.S. Ecology (ECOL) which yields 4.9%, and Xilinx (XLNX) with a 2.5% yield.

At the end of June, the combined dividend yield of the equities in the Fund was significantly higher than both the S&P 500 and the Russell 2000 indices (See table) 1 . Additionally, the five-year historical growth in the dividend is much higher for those companies in the Fund compared

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FAM Equity -Income Fund

to the indices. In fact, more than 40% of the businesses in the Fund have increased their dividend this year. The new purchases and additions had a large impact on boosting the yield of the Fund and we continue to look for further opportunities to increase the dividend income even more.

                                         Dividend Yield (as of 6/30/10)                         5 Yr. Growth in Dividends

FAM Equity-Income Fund                 3.0%                                                               12%
S&P 500 Index                                  2.1%                                                                1%
Russell 2000 Index                             1.2%                                                                4%
1 Source: Baseline

The Dividend Advantage

Dividends are an often overlooked part of investors' total return, yet they have provided a meaningful percentage of that return. To illustrate this point we can look at the return of the S&P 500 Index and the amount of that total return that came from dividends. Since 1926, dividends have contributed approximately one-third of total return of the S&P 500 (known as the S&P Composite Index before 1957), while capital appreciation has contributed two-thirds 2 . This is why the Equity-Income Fund focuses on companies that pay a significant dividend and have a history of increasing their dividends. We believe that dividends give an investor a "head start" on returns.

A more instructive example on the importance of dividends comes from one of the holdings in the Fund, McGrath RentCorp. Ten years ago, if you had invested $10,000 in McGrath, you would have received $6,523 in dividends and your shares would have grown to $26,376 as of June 30, 2010, for an annualized rate of return of 12.6%. Dividends, which grew annually, are 28% of the return. Stock appreciation accounts for 72%. Your annual dividends would currently be more than $1,000 - up from $329 in the first year. McGrath's dividend was a significant and tangible part of the total return.

2 Source: S&P Indices Research Insights: S&P 500 Dividend Aristocrats, January 2010

Best & Worst Performing Companies

Ross Stores (ROST), an off-price retail company, was the largest contributor to the performance of the Fund year-to-date on a dollar-weighted basis. The total return on the stock was +25.5% and added +$0.9 million to the value of the Fund during the period. After posting +53% earn-

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FAM Equity-Income Fund

ings growth last year, the company continues to generate same-store sales that are above management's initial expectations. This led management to raise earnings guidance for the full year. The company also raised its quarterly dividend 44% in March of 2010.

M&T Bank (MTB) was the second largest contributor to performance of the Fund in dollar terms generating a total return of +30.8% during the period. The investment added +$0.5 million to the value of the Fund. The stock appreciated because of earnings that were ahead of Wall Street's expectations. We see clear evidence that the situation in the banking sector is improving. Also, there was speculation by others on Wall Street near the end of the second quarter that M&T would make a transformative acquisition. This speculation also played a role in the strong performance of the stock year-to-date.

The worst performing company on a dollar-weighted basis was Federated Investors (FII) which subtracted -$0.7 million (-22.9%) from the value of the Fund. Earnings at Federated have been negatively impacted by fee waivers in their money funds business as well as asset outflows. On the positive side, management paid a special cash dividend to shareholders of $1.26 per share in the first quarter in addition to the regular $0.24 quarterly dividend.

Courier Corporation (CRRC) was the second worst performing company in dollar terms declining by -$0.5 million (-11.4%) during the period. Courier traded down in the quarter due to fears of general economic decline as well as state budget stress. Since a large part of Courier's revenue comes from printing elementary through high school (el-hi) textbooks, investors worry about the states having enough money to buy new textbooks. Management has offset some of the el-hi business by shifting more toward higher education textbooks as colleges have seen growth in enrollment. Currently the stock has a 7% dividend yield which is well covered by cash flow.

Moving Forward

We recognize that certain (not all) economic indicators are weakening which makes forecasting the future very difficult. To some extent this has already been reflected in the weak stock market. However, we know that every Bear Market (downturn) is followed by a Bull Market (upturn). We also know from studying the stock market that the typical Bull Market is longer in duration and appreciates more than the declines experienced in down markets. This has been true for the last 100 years.

We also understand the mentality that "this time it's different." All market corrections are preceded by different economic and financial conditions as are all recoveries. Despite differences

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FAM Equity-Income Fund

in every crisis, they all have common threads: investor confidence and faith in the system are always shaken and need to be rebuilt; the Government typically steps in to make sure the event will never happen again and enacts new legislation; and the media sensationalizes the bad news because it's just too early to believe, or even recognize, the positive data points that are slowly emerging.

Instead of getting bogged down by conjecture, we focus on investing in good businesses with honest and capable management teams that generate more cash than they need for their operations. We look for durable, competitive advantages that are strengthened over time. Owning these types of businesses that have promising long-term growth potential is the best hedge against the unknowable outcomes of today's or the future's issues.

As always, we appreciate your continued support and are working diligently on your behalf.

Sincerely,

<Signiture>                                                     <Signiture>
Paul Hogan, CFA                                       Thomas O. Putnam
Co-Manager                                               Co-Manager

Average Annual Total Returns as of June 30, 2010
	1-Year	3-Year	5-Year	10-Year	Life of Fund (4/1/96)
FAM Equity-Income Fund
(Investor Shares)	16.94%	-9.03%	-2.03%	6.10%	6.49%
(Advisor Shares)*	16.00%	-10.02%	-2.99%	N/A	*
S&P 500 Index	14.34%	-9.84%	-0.81%	-1.61%	5.18%
Russell 2000 Index	21.48%	-8.60%	0.37%	3.00%	5.81%
__________
*FAM Equity-Income Fund Advisor Shares were launched on July 1, 2003. The return since inception is 1.35%

The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. This information represents past performance of the FAM Equity-Income Fund and is not indicative of future results.

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FAM Equity-Income Fund - Portfolio Data (Unaudited)
As of June 30, 2010

COMPOSITION OF TOTAL INVESTMENTS
Machinery & Equipment	10.6%
Publishing	9.6%
Money Market Fund	6.8%
Life Insurance	6.2%
Investment Management	5.7%
Retail Stores	5.7%
Transportation	5.7%
Commercial Services	5.3%
Property & Casualty Insurance	5.2%
Health Care Equipment/Devices	5.2%
Media	5.1%
Diversified Healthcare	4.8%
Semiconductors	4.2%
Insurance Agency	3.8%
Hazardous Waste Disposal	3.7%
Banking	3.2%
Oil and Gas Exploration	2.6%
Diversified Manufacturing	2.3%
Other	4.3%

Statement Regarding Availability of Quarterly Portfolio Schedule. Please note that (i) the Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q; (ii) the Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov; (iii) the Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and (iv) the Fund makes the information on Form N-Q available to shareholders upon request, by calling FAM Funds at 1-800-932-3271.

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FAM Equity-Income Fund - Expense Data (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees on the Advisor Class Shares; and (2) ongoing costs, including management fees; distribution (and/or service) (12b-1 fees on the Advisor Class Shares only) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 at the beginning of the period and held for the entire period (1/1/2010 to 6/30/2010).

Actual Expenses
Lines (A) and (B) of the following table provide information about actual account values and actual expenses for Investor Class Shares and Advisor Class Shares, respectively. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line for your share class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
Lines (C) and (D) of the following table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return for the Investor Class Shares and Advisor Class Shares, respectively. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder report of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemptions fees. Therefore, lines (C) and (D) of the table are useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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FAM Equity-Income Fund - Expense Data (Unaudited)

SIX MONTHS ENDED JUNE 30, 2010
		Beginning Account Value 1/1/2010	Ending Account Value 6/30/2010	Expenses Paid During Period

	Ongoing Costs Based on Actual Fund Return
A.	Investor Share Class	$1,000.00	$998.30	$ 6.94*
B.	Advisor Share Class	$1,000.00	$993.40	$11.86**

	Ongoing Costs Based on Hypothetical 5% Yearly Return
C.	Investor Share Class	$1,000.00	$1,018.06	$ 7.01*
D.	Advisor Share Class	$1,000.00	$1,013.10	$11.98**

*Expenses are equal to the Fund's Investor Class Shares annualized expense ratio of (1.40%), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).

**Expenses are equal to the Fund's Advisor Class Shares annualized expense ratio of (2.40%), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).

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FAM Equity-Income Fund - Statement of Investments
June 30, 2010 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (89.6%)
Banking (3.2%)
M&T Bank Corporation - bank holding company that provides commercial and retail banking services to individuals, businesses, corporations and institutions in the Northeast and Mid-Atlantic	9,000	$ 764,550
NBT Bancorp, Inc. - provides commercial banking and financial services to individuals, corporations and municipalities in New York, Vermont and Pennsylvania	40,000	816,800
Westamerica Bancorporation - provides banking services to individual and corporate customers in northern and central California	17,000	892,840
		2,474,190

Commercial Services (5.3%)
McGrath RentCorp - modular building and electronic test equipment rentals, subsidiary classroom manufacturing	179,400	4,086,732

Diversified Healthcare (4.8%)
Johnson & Johnson - manufactures and sells various products in the health care field	62,500	3,691,250

Diversified Manufacturing (2.3%)
General Electric Company - diversified industrial manufacturer	124,221	1,791,267

Electronic Equipment (1.8%)
Cognex Corporation - develops, manufactures and markets machine vision systems used to automate manufacturing processes	80,000	1,406,400

See Notes to Financial Statements.

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FAM Equity-Income Fund - Statement of Investments continued
June 30, 2010 (Unaudited)

	SHARES	VALUE
Hazardous Waste Disposal (3.7%)
American Ecology Corporation . provides radioactive, pcb, hazardous and non-hazardous waste services to commercial and government customers	193,000	$ 2,812,010

Health Care Equipment/Devices (5.2%)
Stryker Corporation - operates a medical technology company offering Orthopedic Implants and MedSurg Equipment	79,000	3,954,740

Insurance Agency (3.8%)
Arthur J. Gallagher & Co. - provides insurance brokerage and risk manage- ment services to commerical, industrial, institutional, and governmental organizations	117,920	2,874,890

Investment Management (5.7%)
Federated Investors, Inc. - Class B - provides investment management products and services primarily to mutual funds	105,200	2,178,692
Franklin Resources, Inc. - provides investment management and fund administration services as well as retail-banking and consumer lending services	25,500	2,197,845
		4,376,537

Life Insurance (2.6%)
Protective Life Corporation - individual and group life/health insurance and guaranteed investment contracts	93,219	1,993,954

Machinery & Equipment (10.6%)
Donaldson Company, Inc. - designs, manufactures and sells filtration systems and replacement parts	88,800	3,787,320
IDEX Corporation - manufactures proprietary, highly engineered industrial products and pumps	115,205	3,291,407

See Notes to Financial Statements.

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FAM Equity-Income Fund - Statement of Investments continued
June 30, 2010 (Unaudited)

	SHARES	VALUE
Machinery & Equipment (continued)
Kaydon Corporation - custom-engineers products including bearings, filters, and piston rings	30,800	$ 1,012,088
		8,090,815

Media (5.1%)
Meredith Corporation - magazine publishing and tv broadcasting	125,373	3,902,861

Mining and Construction Machinery (0.8%)
Joy Global, Inc. . manufactures and markets underground mining machinery and surface mining equipment for the extraction of coal and other minerals and ores	11,800	591,062

Oil and Gas Exploration (2.6%)
EOG Resources, Inc. . engages in the exploration, development, production and marketing of natural gas and crude oil	20,000	1,967,400

Property and Casualty Insurance (5.2%)
OneBeacon Insurance Group, Ltd. . commercial, personal and specialty insurance products	224,666	3,217,217

White Mountains Insurance Group, Ltd. - personal property and casualty, and reinsurance	2,302	746,308
		3,963,525
Publishing (9.6%)
Courier Corporation - manufactures and publishes specialty books, including Dover Publications	246,418	3,008,764
John Wiley & Sons, Inc. - Class A - publisher of print and electronic products, specializing in scientific, technical professional and medical books and journals	111,650	4,317,506
		7,326,270

See Notes to Financial Statements.

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FAM Equity-Income Fund - Statement of Investments contiuned
June 30, 2010 (Unaudited)

	SHARES	VALUE
Real Estate Development (1.7%)
Brookfield Asset Management, Inc. - Class A . publicly owned asset management holding company that invests in property, power and infrastructure sectors	59,100	$ 1,336,842

Retail Stores (5.7%)
Ross Stores, Inc. - chain of off-price retail apparel and home accessories stores	81,641	4,350,649

Semiconductors (4.2%)
Xilinx, Inc. - worldwide leader of programmable logic solutions	126,414	3,193,218
Transportation (5.7%)
Forward Air Corporation - provides surface transportation and related logistics services to the deferred air freight market in North America	90,000	2,452,500
Heartland Express, Inc. - short-to medium-haul truckload carrier of general commodities	130,533	1,895,339
		4,347,839

Total Common Stocks (Cost $61,733,517)		$ 68,532,451

PREFERRED STOCKS (3.6%)
Banking (0.0%)
M&T Capital Trust - Preferred A - bank holding company that provides commercial and retail banking services to individuals, businesses, corporations and institutions in the Northeast and Mid-Atlantic	800	21,488

See Notes to Financial Statements.

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FAM Equity - Income Fund - Statement of Investments continued
June 30, 2010 (Unaudited)

	SHARES	VALUE
PREFERRED STOCKS (continued)
Life Insurance (3.6%)
Protective Life Corporation - Preferred D - individual and group life/health insurance and guaranteed investment contracts	116,107	2,774,957

Total Preferred Stocks (Cost $2,116,798)		$ 2,796,445

TEMPORARY INVESTMENTS (6.8%)
Money Market Fund (6.8%)
AIM Short Term Treasury Fund (0.04%)*	5,223,326	$ 5,223,326
Total Temporary Investments (Cost $5,223,326)		$ 5,223,326
Total Investments (Cost $69,073,641) (100%)		$ 76,552,222

*The rate shown represents the effective yield at 6/30/10.

See Notes to Financial Statements.

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FAM Equity-Income Fund
June 30, 2010 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
Assets
Investments in securities at value (Cost $69,073,641)	$76,552,222
Cash	7,832
Dividends and interest receivable	75,900
Total Assets	$76,635,954
Liabilities
Accrued investment advisory fee	65,014
Accrued shareholder servicing and administrative fees	10,226
Accrued expenses	40,844
Accrued distribution and service fees	416
Total Liabilities	116,500
Net Assets
Sources of Net Assets:
Net capital paid in on shares of beneficial interest	$70,889,434
Undistributed net investment income	15,007
Accumulated net realized losses	(1,863,568)
Net unrealized appreciation	7,478,581
Net Assets	$76,519,454
Net Asset Value Per Share (unlimited shares of beneficial interest authorized at $.001 par value) Investor Class Shares - based on net assets of $75,042,186 and 4,726,450 shares outstanding	$15.88
Advisor Class Shares - based on net assets of $1,477,268 and 93,962 shares outstanding	$15.72

See Notes to Financial Statements.

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FAM Equity-Income Fund
Six Months Ended June 30, 2010 (Unaudited)

STATEMENT OF OPERATIONS
INVESTMENT INCOME
Income
Dividends	$1,151,553
Interest	729
Total Investment Income	1,152,282

Expenses
Investment advisory fee (Note 2)	402,451
Administrative fee (Note 2)	34,208
Shareholder servicing and related expenses (Note 2)	28,552
Printing and mailing	6,853
Professional fees	5,984
Registration fees	29,646
Custodial fees	6,194
Trustees fees	22,212
Officers fees (Note 2)	22,305
Distribution and Service Fees - Advisor Class Shares (Note 2)	8,088
Other	8,348
Total Expenses	574,841
Net Investment Income	$ 577,441

REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS
Net realized gain on investments	121,693
Net change in unrealized appreciation/depreciation of investments	(814,110)
Net Realized and Unrealized Loss on Investments	(692,417)
NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (114,976)

See Notes to Financial Statements.

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FAM Equity-Income Fund
Six Months Ended June 30, 2010 (Unaudited) and Year Ended December 31, 2009

STATEMENT OF CHANGES IN NET ASSETS
	Six Months Ended June 30,2010	Year Ended December 31, 2009
CHANGE IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 577,441	$ 808,532
Net realized gain/(loss) on investments	121,693	(1,796,729)
Unrealized appreciation/depreciation of investments	(814,110)	14,587,819
Net Increase/Decrease in Net Assets From Operations	(114,976)	13,599,622

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	(567,680)	(811,568)
Advisor Class	(3,754)	(3,534)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (NOTE 3)	(535,503)	(4,898,168)
Total Increase/Decrease in Net Assets	(1,221,913)	7,886,352

NET ASSETS:
Beginning of Period	77,741,367	69,855,015
End of Period	$76,519,454	$77,741,367

See Notes to Financial Statments.

                                                              43

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FAM Equity-Income Fund- Notes to Financial Statements (Unaudited)

Note 1. Nature of Business and Summary of Significant Accounting Policies
FAM Equity-Income Fund (the "Fund") is a series of Fenimore Asset Management Trust, a diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund offers two classes of shares (Investor Class and Advisor Class since January 2, 1987 and July 1, 2003, respectively). Each class of shares has equal rights as to earnings and assets except the Advisor Class bears its own distribution and service fee expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. The investment objective of the Fund is to maximize long-term total return on capital. The following is a summary of significant accounting policies, which are in accordance with accounting principles generally accepted in the United States of America ("GAAP"), followed by the Fund in the preparation of its financial statements.

a) Valuation of Securities
Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sale price or the NASDAQ official closing price. Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Short-term securities are carried at amortized cost, which approximates value. Securities for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees. Investments in AIM Short Term Treasury Fund are valued at that fund's net asset value.

GAAP establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2010:

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FAM Equity-Income Fund - Notes to Financial Statements (Unauditied)

                    Valuation Inputs                                            Investments in Securities
                Level 1 - Quoted prices    Common Stocks                $68,532,451
                                                         Preferred Stocks                $ 2,796,445
                                                         Temporary Investments      $ 5,223,326
                Level 2 - Other significant observable inputs                $  -
                Level 3 - Significant unobservable inputs                      $ -
                Total                                                                           $76,552,222

During the period ended June 30, 2010 there were no Level 2 or 3 inputs used to value the Fund's net assets. Refer to the Statement of Investments to view securities segregated by industry type.

b) Federal Income Taxes
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income or excise tax is required.

GAAP requires uncertain tax positions to be recognized, measured, presented and disclosed in the financial statements. For the period ended June 30, 2010 management has evaluated the tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax expense in the current year. Based on the evaluation, management has determined that no liability for unrecognized tax expense is required. Tax years 2006 through present remain subject to examination by U.S. and New York taxing authorities. No examination of the Fund's tax filings is presently in progress.

c) Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

d) Other
Securities transactions are recorded on trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. The Fund records distributions received in excess of income from

                                                              45

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FAM Equity-Income Fund - Notes to Financial Statements (Unaudited)

underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as an increase to unrealized appreciation/(depreciation) and realized gain/(loss) on investments as necessary once the issuers provide information about the actual composition of the distributions. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations and may differ from those determined for financial statement purposes. To the extent these differences are permanent such amounts are reclassified within the capital accounts.

Note 2. Investment Advisory Fees and Other Transactions with Affiliates
Under the Investment Advisory Contract, the Fund pays an investment advisory fee to Fenimore Asset Management, Inc. (the "Advisor") equal, on an annual basis, to 1% of the Fund's average daily net assets. The Advisor has entered into a voluntary agreement with the Fund to reduce the investment advisory fee for the Fund through December 31, 2010 to 0.95% of the Fund's average daily net assets in excess of $1 billion. No such waiver was required for the period ended June 30, 2010. Thomas Putnam is an officer and trustee of the Fund and also an officer and director of the Advisor. The CCO is an officer of the Fund and is also an officer of the Advisor. During the period ended June 30, 2010, he was compensated by the Fund in the amount of $22,305 and compensated additionally by the Advisor.

The Investment Advisory Contract requires the Advisor to reimburse the Investor Class for its expenses to the extent that such expenses, including the advisory fee, for the fiscal year exceed 2.00% of the average daily net assets. For the period ended June 30, 2010 the Advisor contractually agreed to reimburse the Fund for its expenses to the extent such expenses exceed 1.40% and 2.40% of the average daily net assets of the Investor Class and Advisor Class, respectively.

FAM Shareholder Services, Inc. ("FSS"), a company under common control with the Advisor, serves as shareholder servicing agent and receives a monthly fee of $2.33 per shareholder account. For the period ended June 30, 2010, shareholder servicing agent fees paid to FSS amounted to $28,552. Additionally, FSS serves as the Fund administrative agent and receives an annual fee of 0.085% on the first $750,000,000 of the Fund's average daily net assets, and 0.075% thereafter. For the period ended June 30, 2010, Fund administrative fees amounted to $34,208.

Fenimore Securities, Inc. ("FSI"), a company also under common control with the Advisor, acts as distributor of the Fund's shares. On July 1, 2003, the Fund adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for the Advisor Class of shares. Under the

                                                              46

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FAM Equity-Income Fund - Notes to Financial Statements (Unaudited)

plan the Fund pays FSI a total of 1.00% per annum of the Advisor Class shares' average daily net assets.

Note 3. Shares of Beneficial Interest
At June 30, 2010 an unlimited number of $.001 par value shares of beneficial interest were authorized. The Advisor Class of shares that are redeemed within the first eighteen months of purchase are subject to a 1.00% redemption fee. For the period ended June 30, 2010, redemption fees amounted to $25 and were credited to paid-in capital. Transactions were as follows:

	SIX MONTHS ENDED 6/30/10		YEAR ENDED 12/31/09
	Shares	Amount	Shares	Amount
Shares sold
Investor Class	274,478	$4,624,582	324,747	$4,434,290
Advisor Class	324	5,650	1,197	16,176
Shares issued on
reinvestment of distributions
Investor Class	31,342	527,185	52,860	750,199
Advisor Class	207	3,533	240	3,344
Shares redeemed
Investor Class	(328,976)	(5,522,527)	(732,084)	(9,691,058)
Advisor Class	(10,309)	(173,926)	(31,133)	(411,119)
Net Decrease from Investor Class
Share Transactions	(23,156)	$ (370,760)	(354,477)	$(4,506,569)
Net Decrease from Advisor Class
Share Transactions	(9,778)	$ (164,743)	(29,696)	$ (391,599)

Note 4. Investment Transactions
During the period ended June 30, 2010, purchases and sales of investment securities, other than short-term obligations were $7,530,983 and $8,651,882, respectively. The cost of securities for federal income tax purposes is substantially the same as shown in the statement of investments.

The aggregate gross unrealized appreciation and depreciation of portfolio securities, based on cost for federal income tax purposes, was as follows:
Unrealized appreciation           $13,686,620
Unrealized depreciation             (6,208,039)
Net unrealized appreciation     $ 7,478,581

                                                              47

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FAM Equity-Income Fund - Notes to Financial Statements (Unaudited)

Note 5. Income Taxes and Distributions to Shareholders

The components of accumulated income/losses on a tax basis at December 31, 2009 were as follows:
Undistributed ordinary income	$ 9,000
Capital loss carry forward	$(1,985,261)

As of December 31, 2009 the Fund had $1,985,261 in net capital loss carry forwards which are available to offset future realized gains, if any. To the extent the carry forward is used to offset future gains, the amount offset will not be distributed to shareholders. Net capital carry forwards of $188,532 expire in 2016 and $1,796,729 expires in 2017.

The tax composition of dividends and distributions paid to shareholders for the six months ended June 30, 2010, and year ended December 31, 2009:

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
Ordinary income	$ 571,434	$ 815,102

Note 6. Line of Credit
FAM Equity-Income Fund has a line of credit up to 33 1/3% of total net assets or a maximum of $200,000,000. Borrowings under the agreement bear interest at the prime rate as announced by the lending bank. The line of credit is available until December 1, 2010, when any advances are to be repaid. During the period ended June 30, 2010 no amounts were drawn from the available line.

Note 7. Commitments and Contingencies
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that might be made against the Fund that have not yet occurred. However, based on the experience of the Advisor, the Fund expects the risk of loss to be remote.

                                                              48

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FAM Equity-Income Fund - Notes to Financial Statements (Unaudited)

Note 8. New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2009, significant transfers into and out of levels 1 and 2 in the fair value hierarchy and the reasons for such transfers are required to be disclosed. Since the Fund did not have any assets valued based on level 2 or level 3 inputs during the period ended June 30, 2010, this provision had no impact on the financial statements of the Fund. Further, effective for fiscal years beginning after December 15, 2010, information about purchases, sales, issuances and settlements of level 3 assets and liabilities will be required to be disclosed on a gross basis rather than as a net number, as currently required under GAAP. Management is currently evaluating what impact, if any, this provision of ASU 2010-06 will have on the financial statements of the Fund.

Note 9. Subsequent Events
Management has evaluated subsequent events through the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

                                                              49

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FAM Equity-Income Fund - Notes to Financial Statements (Unaudited)

Note 10. Financial Highlights

FAM EQUITY-INCOME FUND - INVESTOR CLASS SHARES
Per share information	Six Months Ended June 30, (Unaudited)		Years Ended December 31,
(For a share outstanding throughout the period)	2010	2009	2008	2007	2006	2005
Net asset value, beginning of period	$ 16.02	$13.34	$19.09	$21.61	$21.52	$20.48
Income/Loss from investment operations:
Net investment incomet	0.12	0.17	0.23	0.20	0.12	0.14
Net realized and unrealized gain (loss) on investments	(0.14)	2.68	(5.73)	(0.97)	1.30	1.03
Total from investment operations	(0.02)	2.85	(5.50)	(0.77)	1.42	1.17
Less distributions:
Dividends from net investment income	(0.12)	(0.17)	(0.23)	(0.20)	(0.16)	(0.13)
Distributions from net realized gains	-	-	-*	(1.55)	(1.17)	-
Return of capital	-	-	(0.02)	-	-	-
Total distributions	(0.12)	(0.17)	(0.25)	(1.75)	(1.33)	(0.13)
Change in net asset value for the period	(0.14)	2.68	(5.75)	(2.52)	0.09	1.04
Net asset value, end of period	$15.88	$16.02	$13.34	$19.09	$21.61	$21.52
Total Return	(0.17)%**	21.43%	(29.04)%	(3.64)%	6.57%	5.75%

Ratios/supplemental data
Net assets, end of period (000)	$75,042	$76,096	$68,096	$112,472	$142,546	$177,740

Ratios to average net assets of:
Before waivers:
Expenses	1.40%tt	1.47%	1.41%	1.32%	1.28%	1.26%
Net investment income	1.44%tt	1.11%	1.33%	0.88%	0.55%	0.66%
After waivers:
Expenses	1.40%tt	1.40%	1.40%	1.32%	1.28%	1.26%
Net investment income	1.44%tt	1.18%	1.34%	0.88%	0.55%	0.66%
Portfolio turnover rate	10.05%	10.51%	17.58%	16.16%	19.01%	14.11%

tBased on average shares outstanding.
*Per share amount is less than $0.005.
**Not Annualized
ttAnnualized

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FAM Equity-Income Fund - Notes to Financial Statements (Unaudited)
Note 10 Financial Highlights (continued)

FAM EQUITY-INCOME FUND - ADVISOR CLASS SHARES
Per share information	Six Months Ended June 30, (Unaudited)		Years Ended December 31,
(For a share outstanding throughout the period)	2010	2009	2008	2007	2006	2005
Net asset value, beginning of period	$15.86	$13.18	$18.86	$21.39	$21.33	$20.36
Income/Loss from investment operations:
Net investment income/(loss)t	0.04	0.03	0.06	(0.03)	(0.10)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.14)	2.68	(5.74)	(0.95)	1.33	1.04
Total from investment operations	(0.10)	2.71	(5.68)	(0.98)	1.23	0.97
Less distributions:
Dividends from net investment income	(0.04)	(0.03)	-	-	-	-
Distributions from net realized gains	-	-	-	(1.55)	(1.17)	-
Total distributions	(0.04)	(0.03)	-	(1.55)	(1.17)	-
Change in net asset value for the period	(0.14)	2.68	(5.68)	(2.53)	0.06	0.97
Net asset value, end of period	$15.72	$15.86	$13.18	$18.86	$21.39	$21.33
Total Return	(0.66)%**	20.61%	(30.12)%	(4.58)%	5.73%	4.76%

Ratios/supplemental data
Net assets, end of period (000)	$1,477	$1,646	$1,759	$3,346	$3,921	$4,400

Ratios to average net assets of:
Before waivers:
Expenses	2.40%tt	2.47%	2.41%	2.32%	2.28%	2.26%
Net investment income/(loss)	0.45%tt	0.11%	0.33%	(0.12)%	(0.45)%	(0.34)%
After waivers:
Expenses	2.40%tt	2.40%	2.40%	2.32%	2.28%	2.26%
Net investment income/(loss)	0.45%tt	0.18%	0.34%	(0.12)%	(0.45)%	(0.34)%
Portfolio turnover rate	10.05%	10.51%	17.58%	16.16%	19.01%	14.11%

tBased on average shares outstanding.
**Not Annualized
ttAnnualized

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FAM Funds - Supplemental Information

Statement Regarding Availability of Proxy Voting Policies and Procedures. Please note that a description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling FAM Funds at 1-800-932-3271; (ii) and on the Securities and Exchange Commission's website at http://www.sec.gov.

Statement Regarding Availability of Proxy Voting Record. Please note that information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling FAM Funds at 1-800-932-3271; or on the FAM Fund's Website at http://www.FAMFunds.com (ii) and on the Securities and Exchange Commission's website at http://www.sec.gov.

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Investment Advisor
Fenimore Asset
Management, Inc.
Cobleskill, NY

Custodian
U.S. Bank, N.A.
Cincinnati, OH

Trustees
Fred "Chico" Lager
John J. McCormack, Jr.,
Independent Chairman
Kevin J. McCoy
C. Richard Pogue
Thomas O. Putnam
Barbara V. Weidlich

Legal Counsel
Dechert, LLP
Washington, DC

Shareholder Servicing Agent
FAM Shareholder Services, Inc.
Cobleskill, NY

Distributor
Fenimore Securities, Inc.
Cobleskill, NY

FAM Funds
384 North Grand Street
PO Box 399
Cobleskill, New York 12043-0399
(800) 932-3271
www.famfunds.com

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Privacy Policy

You have entrusted to our care not only your hard-earned money but personal and financial data as well. We understand that your relationship with us is based upon trust, and that as your financial stewards you expect us to act responsibly and in your best interests. Your personal and financial data is your private information, therefore in keeping with our responsibility to you and our own company mission, we are committed to holding ourselves to the highest ethical standards in its safekeeping and use. This notice is intended to help you understand how we fulfill this commitment.

We do not sell client information to anyone. Your information is used by us primarily to complete transactions you request. From time to time, we may collect a variety of information about you that is either required or necessary to provide personalized financial services to you. This data includes information we receive from you on applications and forms, via telephone, and through our websites; or information about your transactions with us or our affiliates (such as purchases, sales, or account balances).

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions. We may provide any of the information we collect to our affiliated or non-affiliated third party companies which provide marketing or administrative services on our behalf, such as printing and mailing. We may also provide this information to financial institutions with whom we have joint marketing agreements. We will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them; they are not permitted to use or share this information for any other purpose.

We may also disclose nonpublic personal information to government agencies and regulatory organizations when required or permitted by law. To protect your personal information within our company, we maintain physical, electronic and procedural safeguards to protect your nonpublic information and access to this information is restricted to personnel necessary to service your accounts.

Not part of the Semi-Annual Report


384 North Grand Street
PO Box 399
Cobleskill, New York 12043-0399
(800) 932-3271
www.famfunds.com

INVESTMENTS CRAFTED FOR LASTING VALUE

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not Applicable.

Item 6. Schedule of Investments

This Schedule of Investments in securities of unaffiliated issuers is included as part of the Report to Shareholders.

Item 7. Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c)) under the Investment Company
Act of 1940, as amended (the "Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the registrant's first fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below:

(Attached hereto).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fenimore Asset Management Trust

By (Signature and Title)* /s/ Thomas O. Putnam
---------------------------
Thomas O. Putnam, President

Date August 11, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Thomas O. Putnam
---------------------------
Thomas O. Putnam, President

Date August 11, 2011

By (Signature and Title)* /s/ Joseph A. Bucci
--------------------------
Joseph A. Bucci, Treasurer

Date August 11, 2011

* Print the name and title of each signing officer under his or her signature.